UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09259

Morgan Stanley Total Market Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robinson 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2007

Date of reporting period:	January 31, 2007

Item 1 -  Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2007

Total Return for the 6 Months Ended January 31, 2007
Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 Composite Index[1]	Lipper Multi-Cap Core Funds Index[2]
13.88%	13.41%	13.43%	14.00%	14.27%	14.71%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Greater optimism about the condition of the U.S. economy drove strong stock market performance during the six-month period ended January 31, 2007. In the summer of 2006, concerns about the slowdown in the economy, higher inflation, rising interest rates and soaring oil prices pushed market volatility to levels not seen in several years. By August, however, conditions stabilized and stocks returned to positive territory. The Federal Open Market Committee (the "Fed") left the target federal funds rate unchanged for the remainder of 2006, which helped alleviate investors' uncertainty that the Fed's two years of monetary tightening would cool the economy too much. Disappointing third quarter gross domestic product (GDP) data did not halt stocks' advance in the fourth quarter. Additionally, consumer spending and confidence, on the whole, did not flag any significant trouble, although by year end consumer debt levels were garnering greater attention. Warmer weather helped energy prices ease in the final months of 2006, and gasoline prices also declined. The jobs market softened but was still in line with expectations, and inflation data reported at year-end did not cause much of a stir. In early 2007, the market slowed its advance, although economic data in the form of payroll, jobs growth and consumer sentiment were received positively. Oil prices continued to retreat in January, and fourth quarter GDP exceeded expectations. At the end of the month, the Fed left the rate unchanged and in its official comments suggested a more upbeat view of the economy.

Performance Analysis

Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index (the "Index") and the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2007, assuming no deduction of applicable sales charges.

All sectors in the Index and the Fund had positive returns during the period, with the consumer discretionary, materials and technology sectors the top three performers. Within the consumer discretionary sector, outsize performance from gaming and resort stocks boosted the sector's overall performance. The materials sector performed well due to improved earnings at several companies and a major merger and acquisition deal in the paper industry. Performance in the technology sector was led by two large stocks that benefited from positive company-specific news.

The energy, health care and utilities sectors had the smallest gains. Sentiment for energy stocks began to falter as oil prices retreated. The Democratic majority in Congress posed renewed political risks to several areas within the health care sector, including hospitals and pharmaceuticals. Weakness in the utilities sector appeared more attributable to a change in investor preference more so than any fundamental trend.

Because the Dow Jones Wilshire 5000 Composite Index is market capitalization weighted (and the Fund seeks to replicate the performance attributes of the Index, before Fund fees), the overall contribution of each sector was influenced by its relative size within the Index and the Fund portfolio. In terms of overall contribution, the technology, financials and consumer discretionary sectors had the largest positive impact, while the energy, utilities, and telecommunication services sectors had the smallest impact.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	2.7%
General Electric Co.	2.2
Microsoft Corp.	1.7
Citigroup, Inc.	1.6
Bank of America Corp.	1.4
AT&T Inc.	1.4
Procter & Gamble Co. (The)	1.3
Johnson & Johnson	1.2
Pfizer, Inc.	1.1
Altria Group, Inc.	1.1
TOP FIVE INDUSTRIES
Pharmaceuticals: Major	4.7%
Integrated Oil	4.5
Major Banks	4.0
Industrial Conglomerates	3.9
Financial Conglomerates	3.7

Data as of January 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Dow Jones Wilshire 5000 Composite Index consists of substantially all of the stocks which are actively traded in the United States (currently, approximately 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is weighted by float-adjusted market capitalizations, currently large capitalization stocks in the Index represent approximately 85 percent of its value. The Index may include some foreign companies. The Fund will normally invest at least 80 percent of its assets in stocks included in the Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended January 31, 2007
Symbol	Class A Shares* (since 09/28/99) TMIAX		Class B Shares** (since 09/28/99) TMIBX		Class C Shares† (since 09/28/99) TMICX		Class D Shares†† (since 09/28/99) TMIDX
1 Year	13.37% 7.42	[3] [4]	12.47% 7.47	[3] [4]	12.49% 11.49	[3] [4]	13.70% —	[3]
5 Years	7.44 6.29	[3] [4]	6.64 6.33	[3] [4]	6.66 6.66	[3] [4]	7.73 —	[3]
Since Inception	3.80 3.04	[3] [4]	3.01 3.01	[3] [4]	3.02 3.02	[3] [4]	4.07 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Dow Jones Wilshire 5000 (float adj) Composite Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Index is weighted by float-adjusted market capitalization. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/06 – 01/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	08/01/06	01/31/07	08/01/06 – 01/31/07
Class A
Actual (13.88% return)	$1,000.00	$1,138.80	$3.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.93	$3.31
Class B
Actual (13.41% return)	$1,000.00	$1,134.10	$7.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$7.12
Class C
Actual (13.43% return)	$1,000.00	$1,134.30	$7.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.15	$7.12
Class D
Actual (14.00% return)	$1,000.00	$1,140.00	$2.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

*  Expenses are equal to the Fund's annualized expense ratios of 0.65%, 1.40%, 1.40% and 0.40% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.85%, 1.60%, 1.60% and 0.60%, for Class A, Class B, Class C and Class D shares, respectively.

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)
	Advertising/Marketing Services (0.3%)
365	Abitron Inc.*	$16,925
502	ADVO, Inc.	16,456
841	Aquantive Inc.	22,538
547	Catalina Marketing Corp.	15,617
4,343	Gemstar-TV Guide International, Inc.*	17,546
622	Getty Images, Inc.*	30,627
1,066	Harris Interactive Inc.*	5,554
910	Harte-Hanks Inc.	24,670
1,015	infoUSA, Inc.	12,190
4,854	Interpublic Group of Companies, Inc. (The)*	63,879
994	Lamar Advertising Co. (Class A)*	65,882
636	Nautilus Group, Inc.	10,373
171	Netratings, Inc.*	3,104
1,817	Omnicom Group, Inc.	191,148
631	R.H. Donnelley Corp.*	42,012
743	Valassis Communications, Inc.*	11,420
1,448	ValueClick, Inc.*	36,953
		586,894
	Aerospace & Defense (1.4%)
620	AAR Corp.*	18,470
1,287	Aeroflex Inc.*	15,393
441	Alliant Techsystems, Inc.*	35,721
402	Armor Holdings, Inc.*	24,321
7,679	Boeing Co.	687,731
481	Cubic Corp.	10,053
710	Curtiss-Wright Corp.	27,108
483	DRS Technologies, Inc.	26,758
385	EDO Corp.	8,940
308	ESCO Technologies Inc.*	14,713
409	Esterline Corp.*	16,348
981	FLIR Systems, Inc.*	30,323
854	GenCorp Inc.*	12,776
3,581	General Dynamics Corp.	279,855
1,339	Goodrich Corp.	65,638

NUMBER OF SHARES		VALUE
1,305	L-3 Communications Holdings, Inc.	$107,454
3,698	Lockheed Martin Corp.	359,409
573	Moog Inc. (Class A)*	22,341
3,404	Northrop Grumman Corp.	241,480
924	Orbital Sciences Corp. (c)*	15,763
1,469	Precision Castparts Corp.	130,579
4,759	Raytheon Co.	246,992
1,813	Rockwell Collins, Inc.	123,665
97	Sequa Corp. (Class A)*	12,221
490	Teledyne Technologies Inc.*	18,694
309	Triumph Group, Inc.*	17,366
		2,570,112
	Agricultural Commodities/Milling (0.2%)
6,377	Archer-Daniels-Midland Co.	204,064
1,303	Bunge Ltd.	100,266
1,037	Corn Products International, Inc.	35,517
438	Delta & Pine Land Co.	17,827
		357,674
	Air Freight/Couriers (0.6%)
1,912	C.H. Robinson Worldwide, Inc.	101,432
628	Con-way Inc.	31,237
405	EGL, Inc.*	15,435
2,270	Expeditors International of Washington, Inc.	96,906
3,037	FedEx Corp.	335,285
383	Forward Air Corp.	12,019
613	Pacer International, Inc.	19,101
6,594	United Parcel Service, Inc. (Class B)	476,614
600	UTI Worldwide Inc.	18,240
		1,106,269
	Airlines (0.2%)
1,497	AirTran Holdings, Inc.*	16,572
520	Alaska Air Group, Inc.*	22,282
1,884	AMR Corp.*	69,802
1,045	Continental Airlines, Inc. (Class B)*	43,357

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
625	ExpressJet Holdings, Inc.*	$4,881
678	Frontier Airlines Holdings	5,038
2,182	JetBlue Airways Corp.*	29,850
615	Mesa Air Group, Inc.*	4,606
837	SkyWest, Inc.	22,716
8,255	Southwest Airlines Co.	124,651
1,000	UAL Corp.	43,200
477	US Airways Group Inc.*	26,702
		413,657
	Alternative Power Generation (0.0%)
1,451	Covanta Holding Corp.	34,331
1,190	Plug Power, Inc.*	4,284
		38,615
	Aluminum (0.2%)
9,290	Alcoa, Inc.	300,067
	Apparel/Footwear (0.5%)
522	Brown Shoe Co., Inc.	28,371
4,073	Coach, Inc.*	186,788
269	Columbia Sportswear Co.*	17,442
766	Finish Line, Inc. (Class A)	9,782
255	Guess ? Inc.*	18,388
1,073	Hanesbrands, Inc.	27,447
1,353	Jones Apparel Group, Inc.	46,218
290	Kellwood Co.	9,512
158	Kenneth Cole Productions, Inc. (Class A)	3,741
337	K-Swiss, Inc. (Class A)	10,656
1,148	Liz Claiborne, Inc.	50,971
1,874	Nike, Inc. (Class B)	185,170
314	Oxford Industries, Inc.	15,006
592	Phillips-Van Heusen Corp.	32,649
699	Polo Ralph Lauren Corp.	57,353
1,593	Quiksilver, Inc.	22,637
770	Stride Rite Corp.	13,290
776	Timberland Co. (Class A)*	23,412
928	V.F. Corp.	70,407
943	Wolverine World Wide, Inc.	29,016
		858,256

NUMBER OF SHARES		VALUE
	Apparel/Footwear Retail (0.6%)
988	Abercrombie & Fitch Co. (Class A)	$78,586
799	Aeropostale*	28,716
2,176	American Eagle Outfitters, Inc.*	70,459
805	AnnTaylor Stores Corp.*	27,772
295	bebe stores, inc.	5,463
213	Buckle (The), Inc.	7,153
594	Cato Corp. (The) (Class A)	13,407
1,617	Charming Shoppes, Inc.*	21,215
2,105	Chico's FAS, Inc.*	43,952
320	Children's Place Retail Stores, Inc. (The)*	17,347
443	Christopher & Banks Corp.	7,877
595	Dress Barn, Inc.*	13,370
1,892	Foot Locker, Inc.	42,456
6,472	Gap, Inc. (The)	124,068
575	Gymboree Corp. (The)*	24,892
946	Hot Topic, Inc.*	9,848
3,586	Limited Brands, Inc.	100,193
593	Men's Wearhouse, Inc. (The)*	25,463
2,472	Nordstrom, Inc.	137,715
1,100	Pacific Sunwear of California, Inc.*	21,560
975	Payless ShoeSource, Inc.*	33,101
1,690	Ross Stores, Inc.	54,739
323	Stage Stores, Inc.	10,365
437	Stein Mart, Inc.	5,904
421	Talbot's, Inc. (The)	9,936
4,877	TJX Companies, Inc. (The)	144,213
558	Tween Brands Inc.*	19,078
1,486	Urban Outfitters, Inc.*	36,258
		1,135,106
	Auto Parts: O.E.M. (0.3%)
726	American Axle & Manufacturing Holdings, Inc.	15,086
810	ArvinMeritor, Inc.	15,593
698	BorgWarner, Inc.	47,841
1,604	Eaton Corp.	125,673
2,185	Gentex Corp.	38,216

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,112	Johnson Controls, Inc.	$195,276
984	Lear Corp.	33,318
531	Modine Manufacturing Co.	13,891
125	Proliance International Inc.*	606
226	Sauer-Danfoss, Inc.	7,783
356	Superior Industries International, Inc.	7,252
2,029	Visteon Corp.*	16,232
		516,767
	Automotive Aftermarket (0.1%)
213	Bandag, Inc.	10,852
464	Barnes Group, Inc.	9,939
729	CLARCOR Inc.	25,267
2,411	Goodyear Tire & Rubber Co. (The)*	59,528
		105,586
	Beverages: Alcoholic (0.3%)
7,808	Anheuser-Busch Companies, Inc.	397,973
702	Brown-Forman Corp. (Class B)	46,044
2,171	Constellation Brands Inc. (Class A)*	53,711
758	Molson Coors Brewing Co. (Class B)	61,246
		558,974
	Beverages: Non-Alcoholic (1.4%)
23,304	Coca-Cola Co. (The)	1,115,796
2,763	Coca-Cola Enterprises Inc.	56,697
500	Hansen Natural Corp.	19,045
1,540	Pepsi Bottling Group, Inc. (The)	48,710
987	PepsiAmericas, Inc.	21,763
17,694	PepsiCo, Inc.	1,154,357
		2,416,368
	Biotechnology (1.8%)
618	Adolor Corp.*	4,320
940	Affymetrix, Inc.*	23,462
426	Alexion Pharmaceuticals, Inc.*	17,708

NUMBER OF SHARES		VALUE
1,286	Alkermes, Inc.*	$19,187
12,560	Amgen Inc.*	883,847
1,173	Amylin Pharmaceuticals, Inc.*	45,489
771	Antigenics Inc.*	1,503
887	ARIAD Pharmaceuticals, Inc.*	4,541
3,645	Biogen Idec Inc.*	176,199
1,390	BioMarin Pharmaceutical, Inc.*	26,327
1,579	Bruker BioSciences Corp.*	11,764
3,667	Celgene Corp.*	196,845
767	Cell Genesys, Inc.*	2,485
711	Cephalon, Inc.*	51,484
940	Charles River Laboratories International, Inc.*	42,300
563	Ciphergen Biosystem, Inc.*	985
778	Cubist Pharmaceuticals, Inc.*	14,315
689	CV Therapeutics, Inc.*	9,295
859	Dendreon Corp.*	3,685
823	Discovery Laboratories, Inc.*	2,066
834	Diversa Corp.*	8,515
857	Enzo Biochem, Inc.*	12,718
1,101	Enzon Pharmaceuticals, Inc.*	9,821
1,389	Exelixis, Inc.*	13,612
4,938	Genentech, Inc.*	431,433
624	Gen-Probe Inc.*	32,273
1,542	Genta Inc.*	740
2,750	Genzyme Corp.*	180,758
647	Geron Corp.*	5,299
4,929	Gilead Sciences, Inc.*	317,033
2,067	Human Genome Sciences, Inc.*	24,349
970	ImClone Systems, Inc.*	28,576
974	Immunomedics, Inc.*	3,993
1,404	Incyte Corp.*	10,432
713	InterMune Inc.*	24,955
610	Invitrogen Corp.*	37,350
1,222	Lexicon Genetics Inc.*	4,644
532	Martek Biosciences Corp.*	12,401
677	Maxygen Inc.*	7,691
1,513	Medarex, Inc.*	20,380
736	Medicines Company (The)*	22,536

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,779	MedImmune, Inc.*	$96,320
1,174	MGI Pharma, Inc.*	22,564
3,695	Millennium Pharmaceuticals, Inc.*	41,015
660	Millipore Corp.*	45,197
527	Myriad Genetics, Inc.*	18,835
899	Nabi Biopharmaceuticals*	5,214
533	Neurocrine Biosciences, Inc.*	7,451
862	NPS Pharmaceuticals, Inc.*	3,362
569	Onyx Pharmaceuticals, Inc.*	6,743
805	OSI Pharmaceuticals Inc.*	27,386
1,453	PDL BioPharrma Inc.	29,801
1,018	Regeneron Pharmaceuticals, Inc.*	20,248
864	SciClone Pharmaceuticals, Inc.*	2,454
690	SuperGen, Inc.*	3,554
396	Tanox, Inc.*	7,686
486	Techne Corp.*	28,207
700	Telik, Inc.*	4,697
456	Trimeris, Inc.*	6,138
1,121	Vertex Pharmaceuticals Inc.*	39,627
1,495	XOMA Ltd.*	3,842
660	ZymoGenetics, Inc.*	10,527
		3,178,184
	Broadcasting (0.3%)
430	Citadel Broadcasting Corp.	4,567
4,977	Clear Channel Communications, Inc.	180,765
450	Cox Radio, Inc. (Class A)*	7,047
1,046	Cumulus Media, Inc. (Class A)*	10,816
521	Emmis Communications Corp. (Class A)*	4,501
644	Entercom Communications Corp.*	18,154
904	Entravision Communications Corp. (Class A)*	7,232
168	Fisher Communications, Inc.*	7,471
855	Gray Television, Inc.	7,644

NUMBER OF SHARES		VALUE
502	Hearst-Argyle Television, Inc.	$13,112
567	Lin TV Corp. (Class A)*	6,231
1,445	Radio One, Inc. (Class A)*	10,577
350	Salem Communications Corp.*	4,295
1,191	Sinclair Broadcast Group, Inc. (Class A)*	14,018
14,029	Sirius Satellite Radio Inc.*	51,767
721	Spanish Broadcasting System, Inc. (Class A)*	2,927
2,573	Univision Communications, Inc. (Class A)*	91,882
1,349	Westwood One, Inc.	9,349
2,804	XM Satellite Radio Holdings Inc. (Class A)*	39,845
		492,200
	Building Products (0.2%)
1,807	American Standard Companies, Inc.	89,248
577	Griffon Corp.*	14,864
781	Lennox International Inc.	23,696
4,232	Masco Corp.	135,382
448	Simpson Manufacturing Co., Inc.	14,654
345	Watsco, Inc.	17,602
		295,446
	Cable/Satellite TV (0.8%)
2,080	Cablevision Systems New York Group (Class A)*	63,003
5,774	Charter Communications, Inc. (Class A)*	20,209
21,474	Comcast Corp. (Class A)*	951,728
8,980	DIRECTV Group, Inc. (The)*	219,022
2,383	EchoStar Communications Corp. (Class A)*	96,130
4,895	Liberty Global Inc. (Class A)*	147,144
1,011	Mediacom Communications Corp.*	8,017
		1,505,253

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Casino/Gaming (0.5%)
434	Ameristar Casinos, Inc.	$13,246
575	Bally Technologies Inc.*	11,034
676	Boyd Gaming Corp.	32,157
258	Churchill Downs Inc.	10,782
2,009	Harrah's Entertainment, Inc.	169,720
3,585	International Game Technology	155,804
272	Isle of Capri Casinos, Inc.*	6,765
1,115	Las Vegas Sands Corp.*	116,038
1,368	MGM Mirage*	95,719
512	Multimedia Games, Inc.*	5,309
891	Penn National Gaming, Inc.*	39,044
455	Shuffle Master, Inc.*	12,108
526	Station Casinos, Inc.	43,763
820	Wynn Resorts, Ltd.	91,627
		803,116
	Catalog/Specialty Distribution (0.1%)
902	Insight Enterprises, Inc.*	18,338
7,460	Liberty Media Corp - Interactive	181,800
701	Valuevision Media Inc. (Class A)*	8,594
		208,732
	Chemicals: Agricultural (0.2%)
5,764	Monsanto Co.	317,539
657	Scotts Miracle - Gro Company (The) (Class A)	35,195
1,710	The Mosaic Company*	34,063
		386,797
	Chemicals: Major Diversified (0.6%)
797	Cabot Corp.	35,658
10,281	Dow Chemical Co. (The)	427,073
9,800	Du Pont (E.I.) de Nemours & Co.	485,688
898	Eastman Chemical Co.	52,587
1,555	Hercules Inc.*	30,494
1,632	Rohm & Haas Co.	84,962
		1,116,462

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.5%)
2,213	Air Products & Chemicals, Inc.	$165,222
925	Airgas, Inc.	38,498
490	Albemarle Corp.	38,210
439	Arch Chemicals, Inc.	14,807
784	Ashland Inc.	54,527
324	Cambrex Corp.	7,089
3,317	Chemtura Corp.	38,212
538	Cytec Industries, Inc.	31,322
505	FMC Corp.	39,314
689	Georgia Gulf Corp.	14,338
114	Kronos Worldwide, Inc.	4,055
809	Lubrizol Corp. (The)	41,680
2,573	Lyondell Chemical Co.	81,358
133	NL Industries, Inc.	1,439
554	OM Group, Inc.*	27,068
1,684	Polyone Corp.*	12,344
3,465	Praxair, Inc.	218,503
576	Schulman (A.), Inc.	12,027
721	Sensient Technologies Corp.	17,794
1,390	Sigma-Aldrich Corp.	52,751
288	Tronox Inc. (Class B)	4,107
214	Valhi, Inc.	5,838
		920,503
	Coal (0.1%)
1,427	Arch Coal, Inc.	42,410
2,007	CONSOL Energy, Inc.	69,101
200	Foundation Coal Holdings, Inc.	6,656
1,111	Massey Energy Co.	26,320
2,819	Peabody Energy Corp.	115,100
		259,587
	Commercial Printing/Forms (0.1%)
659	Bowne & Co., Inc.	9,911
721	Deluxe Corp.	21,572
2,451	Donnelley (R.R.) & Sons Co.	90,932
447	Harland (John H.) Co.	22,520
552	Standard Register Co.	6,972
		151,907

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Computer Communications (1.2%)
5,027	3Com Corp.*	$19,605
1,375	Adaptec, Inc.*	4,950
5,189	Avaya Inc.*	66,575
597	Avocent Corp.*	20,620
5,152	Brocade Communications Systems, Inc.*	44,200
65,516	Cisco Systems, Inc.*	1,742,070
528	Echelon Corp.*	3,944
1,187	Emulex Corp.*	21,069
2,862	Extreme Networks, Inc.*	11,877
526	F5 Networks, Inc.*	37,577
901	FalconStor Software, Inc.*	8,280
4,052	Finisar Corp.*	13,128
1,813	Foundry Networks, Inc.*	26,234
539	Ixia*	5,094
6,188	Juniper Networks, Inc.*	112,127
1,940	MRV Communications, Inc.*	7,896
552	NETGEAR, Inc.*	14,214
2,024	QLogic Corp.*	37,039
		2,196,499
	Computer Peripherals (0.5%)
608	Avid Technology, Inc.*	22,496
809	Dot Hill Systems Corp.*	3,090
768	Electronics for Imaging, Inc.*	17,702
25,202	EMC Corp.*	352,576
453	Imation Corp.	19,710
1,122	Lexmark International, Inc. (Class A)*	70,720
4,099	Network Appliance, Inc.*	154,122
3,204	Quantum Corp. - DLT & Storage Systems*	7,978
257	SafeNet, Inc.*	6,428
5,606	Seagate Technology (Cayman Islands)*	151,867
6,106	Seagate Technology (Escrow) (a)*	—
417	Sonic Solutions*	7,652
2,553	Western Digital Corp.*	50,039
992	Zebra Technologies Corp. (Class A)*	34,393
		898,773

NUMBER OF SHARES		VALUE
	Computer Processing Hardware (1.7%)
9,039	Apple Computer, Inc.*	$774,913
338	Cray Inc.*	3,921
21,390	Dell Inc.*	518,708
29,714	Hewlett-Packard Co.	1,286,022
1,940	NCR Corp.*	91,937
1,238	Palm, Inc.*	17,122
37,258	Sun Microsystems, Inc.*	247,393
		2,940,016
	Construction Materials (0.2%)
553	AMCOL International Corp.	16,623
685	Eagle Materials Inc.	33,832
381	ElkCorp.	16,520
746	Florida Rock Industries, Inc.	36,890
534	Martin Marietta Materials, Inc.	61,634
412	Texas Industries, Inc.	30,249
392	Trex Co., Inc.*	10,490
472	USG Corp.*	25,299
956	Vulcan Materials Co.	97,359
		328,896
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	15,805
597	Blyth Industries, Inc.	12,412
351	Central Garden & Pet Co.*	15,721
507	Oakley, Inc.	11,742
498	Yankee Candle Co., Inc. (The)	17,246
		72,926
	Containers/Packaging (0.3%)
466	Aptargroup, Inc.	28,430
1,170	Ball Corp.	54,194
1,333	Bemis Company, Inc.	45,202
543	Caraustar Industries, Inc.*	4,322
2,075	Crown Holdings, Inc.*	45,795
240	Greif, Inc.	27,434
644	Myers Industries, Inc.	11,090
1,851	Owens-Illinois, Inc.*	41,203
1,101	Packaging Corp. of America	25,147
1,687	Pactiv Corp.*	54,726
681	Rock-Tenn Co. (Class A)	22,282

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
899	Sealed Air Corp.	$59,244
370	Silgan Holdings, Inc.	17,327
3,034	Smurfit-Stone Container Corp.*	32,767
1,197	Sonoco Products Co.	46,085
1,226	Temple-Inland Inc.	61,226
		576,474
	Contract Drilling (0.6%)
721	Diamond Offshore Drilling, Inc.	60,881
1,648	ENSCO International Inc.	83,834
2,590	GlobalSantaFe Corp.	150,246
2,638	Grey Wolf, Inc.*	18,018
1,288	Helmerich & Payne, Inc.	34,557
3,303	Nabors Industries, Ltd. (Bermuda)*	100,015
1,437	Noble Corp. (Cayman Islands)	107,703
2,027	Patterson-UTI Energy, Inc.*	48,952
1,790	Pride International, Inc.*	51,570
1,330	Rowan Companies, Inc.	43,744
869	Todco (Class A)	30,093
3,477	Transocean Inc. (Cayman Islands)*	269,015
		998,628
	Data Processing Services (0.9%)
1,073	Acxiom Corp.	24,357
1,199	Affiliated Computer Services, Inc. (Class A)*	58,739
741	Alliance Data Systems Corp.*	50,336
6,142	Automatic Data Processing, Inc.	293,096
1,623	BISYS Group, Inc. (The)*	20,726
1,792	Ceridian Corp.*	53,706
927	CheckFree Corp.*	38,406
1,969	Computer Sciences Corp.*	103,294
1,796	Convergys Corp.*	46,768
787	CSG Systems International, Inc.*	19,738
675	DST Systems, Inc.*	47,574

NUMBER OF SHARES		VALUE
563	eFunds Corp.*	$15,043
524	Euronet Worldwide, Inc.*	15,123
1,845	Fidelity National Information Services, Inc.	78,449
8,139	First Data Corp.	202,336
1,871	Fiserv, Inc.*	98,358
1,009	Global Payments Inc.	38,100
643	Hewitt Associates, Inc.*	17,322
500	NeuStar, Inc. (Class A)*	15,445
3,590	Paychex, Inc.	143,636
672	Total System Services, Inc.	20,765
792	Tyler Technologies, Inc.*	11,009
8,139	Western Union Co.	181,825
		1,594,151
	Department Stores (0.4%)
958	Dillard's, Inc. (Class A)	32,898
5,925	Federated Department Stores, Inc.	245,828
3,274	Kohl's Corp.*	232,159
2,176	Penney (J.C.) Co., Inc.	176,778
1,705	Saks, Inc.*	31,986
		719,649
	Discount Stores (1.4%)
786	99 Cents Only Stores*	11,672
1,714	Big Lots, Inc.*	44,444
999	BJ's Wholesale Club, Inc.*	30,509
5,029	Costco Wholesale Corp.	282,529
3,488	Dollar General Corp.	59,087
1,361	Dollar Tree Stores, Inc.*	42,817
1,681	Family Dollar Stores, Inc.	54,464
628	Fred's, Inc.	8,447
1,039	Sears Holdings Corp.*	183,539
8,406	Target Corp.	515,792
27,512	Wal-Mart Stores, Inc.	1,312,047
		2,545,347
	Drugstore Chains (0.5%)
8,628	CVS Corp.	290,332
364	Longs Drug Stores Corp.	15,652
6,189	Rite Aid Corp.*	38,124

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
1,001	Sally Beauty Holdings, Inc.	$8,809
10,780	Walgreen Co.	488,334
		841,251
	Electric Utilities (3.0%)
6,988	AES Corp. (The)*	145,280
1,773	Allegheny Energy, Inc.*	82,479
425	Allete Inc.	20,438
1,334	Alliant Energy, Inc.	48,491
2,243	Ameren Corp.	119,126
4,194	American Electric Power Co., Inc.	182,565
3,662	Aquila, Inc.*	16,588
796	Avista Corp.	20,019
533	Black Hills Corp.	19,758
3,260	CenterPoint Energy, Inc.	56,268
308	CH Energy Group, Inc.	15,720
812	Cleco Corp.	20,738
2,644	CMS Energy Corp.*	44,128
2,614	Consolidated Edison, Inc.	126,204
1,992	Constellation Energy Group, Inc.	144,520
3,700	Dominion Resources, Inc.	306,952
1,391	DPL, Inc.	39,894
1,968	DTE Energy Co.	91,256
12,831	Duke Energy Corp.	252,642
1,259	Duquesne Light Holdings Co.	25,193
3,188	Edison International	143,396
822	El Paso Electric Co.*	19,975
445	Empire District Electric Co. (The)	10,595
1,775	Energy East Corp.	42,636
2,192	Entergy Corp.	203,527
7,142	Exelon Corp.	428,449
3,513	FirstEnergy Corp.	208,426
4,050	FPL Group, Inc.	229,433
1,043	Great Plains Energy Inc.	32,677
1,153	Hawaiian Electric Industries, Inc.	30,889
519	IDACORP, Inc.	19,177
350	MGE Energy Inc.	11,963
3,196	Mirant Corp.*	109,239

NUMBER OF SHARES		VALUE
1,799	Northeast Utilities	$49,742
1,022	NRG Energy, Inc.*	61,248
1,302	NSTAR	43,487
993	OGE Energy Corp.	38,449
422	Otter Tail Power Co.	13,643
2,110	Pepco Holdings, Inc.	53,974
3,678	PG&E Corp.	171,689
1,166	Pinnacle West Capital Corp.	56,889
980	PNM Resources Inc.	29,870
4,049	PPL Corp.	144,144
2,681	Progress Energy, Inc.	127,455
2,651	Public Service Enterprise Group	177,697
1,526	Puget Energy, Inc.	37,479
3,591	Reliant Energy, Inc.*	53,434
1,270	SCANA Corp.	51,714
1,583	Sierra Pacific Resources*	26,943
7,913	Southern Co. (The)	289,062
6,415	Spectra Energy Corp.	167,560
2,348	TECO Energy, Inc.	39,822
4,865	TXU Corp.	263,099
380	UIL Holdings Corp.	14,748
425	UniSource Energy Corp.	15,946
1,227	Westar Energy, Inc.	32,589
1,299	Wisconsin Energy Corp.	60,481
634	WPS Resources Corp.	33,634
4,506	Xcel Energy, Inc.	105,125
		5,428,564
	Electrical Products (0.5%)
700	Acuity Brands, Inc.	40,607
2,114	American Power Conversion Corp.	64,984
527	Baldor Electric Co.	18,614
563	Belden CDT Inc.	24,350
499	C&D Technologies, Inc.	2,695
1,044	Cooper Industries Ltd. (Class A) (Bermuda)	95,411
8,750	Emerson Electric Co.	393,488
683	Energizer Holdings, Inc.*	58,212
507	Energy Conversion Devices, Inc.*	17,466

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
273	Franklin Electric Co., Inc.	$13,754
399	Genlyte Group Inc. (The)*	30,232
366	Greatbatch, Inc.	10,757
671	Hubbell, Inc. (Class B)*	32,342
426	Littelfuse, Inc.*	13,372
1,473	Molex Inc.	43,291
1,898	Power-One, Inc.*	14,026
634	Spectrum Brands, Inc.*	7,671
786	Thomas & Betts Corp.*	37,642
		918,914
	Electronic Components (0.3%)
1,039	Amphenol Corp. (Class A)	70,361
928	AVX Corp.	13,409
778	Benchmark Electronics, Inc.*	17,622
1,089	Cree, Inc.*	16,749
675	CTS Corp.	10,463
428	Hutchinson Technology Inc.*	9,510
1,966	Jabil Circuit, Inc.	47,164
1,586	Kemet Corp.*	11,958
1,357	Kopin Corp.*	5,238
1,698	MEMC Electronic Materials, Inc.*	88,975
696	Methode Electronics, Inc.	7,663
682	OmniVision Technologies, Inc.*	7,870
386	Park Electrochemical Corp.	10,302
572	Plexus Corp.*	9,610
2,062	SanDisk Corp.*	82,892
7,276	Sanmina-SCI Corp.*	25,466
11,635	Solectron Corp.*	37,814
126	Superconductor Technologies Inc.*	282
607	Technitrol, Inc.	13,366
783	TTM Technologies, Inc.*	8,386
307	Vicor Corp.	3,257
2,265	Vishay Intertechnology, Inc.*	29,762
		528,119
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	28,685
1,355	Arrow Electronics, Inc.*	47,764
1,628	Avnet, Inc.*	50,549

NUMBER OF SHARES		VALUE
775	CDW Corp.	$49,732
1,696	Ingram Micro Inc. (Class A)*	33,089
2,228	Safeguard Scientifics, Inc.*	5,882
478	ScanSource, Inc.*	14,025
850	Tech Data Corp.*	31,569
		261,295
	Electronic Equipment/ Instruments (0.4%)
4,686	Agilent Technologies, Inc.*	149,952
640	Checkpoint Systems, Inc.*	12,026
588	Coherent, Inc.*	18,081
810	Diebold, Inc.	37,544
243	Dionex Corp.*	14,439
267	DTS, Inc.*	6,550
682	Intermec Inc.	16,388
400	Itron, Inc.*	23,056
2,354	JDS Uniphase Corp.*	41,854
508	Kronos, Inc.*	19,304
413	Mercury Computer Systems, Inc.*	5,336
478	Mine Safety Appliances Co.	18,331
757	National Instruments Corp.	21,809
605	Newport Corp.*	12,076
762	Paxar Corp.*	16,749
1,752	Rockwell Automation, Inc.	107,240
525	SeaChange International, Inc.*	5,250
1,184	Tektronix, Inc.	33,472
9,783	Xerox Corp.*	168,268
		727,725
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	10,917
1,502	Amkor Technology, Inc.*	15,816
16,901	Applied Materials, Inc.	299,654
766	Asyst Technologies, Inc.*	4,971
560	ATMI, Inc.*	18,726
1,831	Axcelis Technologies, Inc.*	11,792
1,290	Brooks Automation Inc.*	17,957
3,169	Cadence Design Systems, Inc.*	59,894

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
685	Cognex Corp.	$14,947
414	Cohu, Inc.	8,280
1,232	Credence Systems Corp.*	6,000
499	Cymer, Inc.*	21,073
544	Electro Scientific Industries, Inc.*	11,419
1,687	Entegris Inc.*	18,102
427	FEI Co.*	10,743
477	FormFactor Inc.*	19,390
2,125	KLA-Tencor Corp.	104,614
977	Kulicke & Soffa Industries, Inc.*	9,067
1,538	Lam Research Corp.*	70,456
967	LTX Corp.*	5,106
878	Mattson Technology, Inc.*	7,647
1,457	Mentor Graphics Corp.*	27,100
588	MKS Instruments, Inc.*	12,860
1,404	Novellus Systems, Inc.*	43,285
316	Photon Dynamics, Inc.*	3,568
525	Photronics, Inc.*	8,747
1,877	Synopsys, Inc.*	49,928
2,445	Teradyne, Inc.*	36,431
736	Tessera Technologies, Inc.*	28,145
446	Ultratech Stepper, Inc.*	5,414
783	Varian Semiconductor Equipment Associates, Inc.*	32,220
319	Veeco Instruments, Inc.*	6,122
		1,000,391
	Electronics/Appliance Stores (0.2%)
4,232	Best Buy Co., Inc.	213,293
683	Blockbuster, Inc. (Class A)	4,433
2,030	Circuit City Stores - Circuit City Group	41,432
658	Movie Gallery, Inc.	2,520
1,823	RadioShack Corp.	40,288
		301,966
	Electronics/Appliances (0.1%)
3,239	Eastman Kodak Co.	83,761
685	Harman International Industries, Inc.	64,780

NUMBER OF SHARES		VALUE
551	Helen of Troy Ltd.*	$13,285
865	Whirlpool Corp.	79,087
		240,913
	Engineering & Construction (0.2%)
486	Dycom Industries, Inc.*	10,998
484	EMCOR Group, Inc.*	27,791
925	Fluor Corp.	76,405
600	Foster Wheeler Ltd. (Bermuda)	32,082
531	Granite Construction Inc.	28,440
516	Insituform Technologies, Inc. (Class A)*	14,402
658	Jacobs Engineering Group, Inc.*	59,582
1,154	McDermott International, Inc. (Panama)*	59,593
1,531	Quanta Services, Inc.*	31,493
1,037	Shaw Group Inc. (The)*	35,009
636	URS Corp.*	27,329
		403,124
	Environmental Services (0.2%)
2,952	Allied Waste Industries, Inc.*	37,756
1,475	Newpark Resources, Inc.*	9,322
1,351	Republic Services, Inc.	58,431
1,043	Tetra Tech, Inc.*	18,753
665	Waste Connections, Inc.*	28,974
5,878	Waste Management, Inc.	223,246
		376,482
	Finance/Rental/Leasing (1.4%)
144	Amerco*	12,066
1,470	AmeriCredit Corp.*	39,896
1,130	Avis Budget Group, Inc.	28,770
5,000	Capital One Financial Corp.	402,000
1,373	CapitalSource, Inc.	38,156
504	Cash American International, Inc.	21,526
806	CharterMac L.P.	17,023
2,128	CIT Group, Inc.	125,467
299	CompuCredit Corp.*	10,582
6,473	Countrywide Financial Corp.	281,446

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
281	Dollar Thrifty Automotive Group, Inc.*	$13,244
1,578	Doral Financial Corp. (Puerto Rico)	4,087
10,310	Fannie Mae	582,824
543	Financial Federal Corp.	15,530
7,357	Freddie Mac	477,690
959	Fremont General Corp.	13,042
601	GATX Corp.	27,406
124	Great Lakes Bancorp Inc.*	1,699
801	IndyMac Bancorp, Inc.	31,151
488	Mastercard Inc. Class A*	54,436
477	Ocwen Financial Corp.*	6,716
700	PHH Corp.	20,482
842	Rent-A-Center, Inc.*	24,805
671	Ryder System, Inc.	36,596
4,398	SLM Corp.	202,132
71	Student Loan Corp. (The)	14,236
947	United Rentals, Inc.*	24,385
		2,527,393
	Financial Conglomerates (3.7%)
11,763	American Express Co.	684,842
52,954	Citigroup, Inc.	2,919,354
1,728	Conseco Inc.*	34,301
37,011	JPMorgan Chase & Co.	1,884,970
1,969	Leucadia National Corp.	53,872
468	National Financial Partners Corp.	22,979
2,984	Principal Financial Group, Inc.	183,844
5,263	Prudential Financial, Inc.	469,091
3,545	State Street Corp.	251,872
25	Wesco Financial Corp.	12,095
		6,517,220
	Financial Publishing/ Services (0.4%)
365	Advent Software, Inc.*	13,048
709	Dun & Bradstreet Corp.*	60,265
1,491	Equifax, Inc.	61,921
553	FactSet Research Systems Inc.	32,118

NUMBER OF SHARES		VALUE
632	Interactive Data Corp.*	$14,782
3,811	McGraw-Hill Companies, Inc. (The)	255,642
2,637	Moody's Corp.	188,704
872	SEI Investments Co.	54,352
21	Value Line, Inc.	989
		681,821
	Food Distributors (0.2%)
583	Performance Food Group Co.*	17,292
6,607	SYSCO Corp.	228,272
539	United Natural Foods, Inc.*	17,809
		263,373
	Food Retail (0.3%)
771	Casey's General Stores, Inc.	19,676
7,225	Kroger Co. (The)	184,960
624	Ruddick Corp.	17,347
4,754	Safeway Inc.	171,287
2,264	Supervalu, Inc.	85,987
137	Weis Markets, Inc.	5,929
1,477	Whole Foods Market, Inc.	63,792
584	Wild Oats Markets, Inc.*	8,486
		557,464
	Food: Major Diversified (0.6%)
2,721	Campbell Soup Co.	104,704
5,527	ConAgra Foods, Inc.	142,099
2,759	Del Monte Foods Co.*	31,618
3,785	General Mills, Inc.	216,653
3,404	Heinz (H.J.) Co.	160,396
2,679	Kellogg Co.	131,994
2,873	Kraft Foods Inc. (Class A)	100,325
8,097	Sara Lee Corp.	138,864
525	TreeHouse Foods, Inc.*	15,650
		1,042,303
	Food: Meat/Fish/Dairy (0.1%)
1,484	Dean Foods Co.*	65,667
880	Hormel Foods Corp.	33,352
537	Pilgrim's Pride Corp. (Class B)	17,007
379	Sanderson Farms, Inc.	11,984

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
1,161	Smithfield Foods, Inc.*	$30,488
2,812	Tyson Foods, Inc. (Class A)	49,913
		208,411
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	3,502
779	Chiquita Brands International, Inc.	12,363
104	Farmer Brothers Co.	2,095
807	Flowers Foods Inc.	22,693
448	Fresh Del Monte Produce, Inc.	6,899
490	Hain Celestial Group, Inc.*	14,406
1,779	Hershey Co. (The)	90,800
454	Lancaster Colony Corp.	19,858
567	Lance, Inc.	12,060
1,377	McCormick & Co., Inc. (Non-Voting)	53,758
995	NBTY, Inc.*	51,591
355	Ralcorp Holdings, Inc.*	19,646
733	Smucker (J.M.) Co.	34,810
442	Tootsie Roll Industries, Inc.	14,020
795	Topps Co., Inc. (The)	7,823
2,523	Wrigley (Wm.) Jr. Co.	129,985
		496,309
	Forest Products (0.1%)
1,401	Louisiana-Pacific Corp.	32,097
346	Universal Forest Products, Inc.	16,919
2,555	Weyerhaeuser Co.	191,625
		240,641
	Gas Distributors (0.6%)
973	AGL Resources, Inc.	38,238
1,159	Atmos Energy Corp.	36,207
4,596	Dynegy, Inc. (Class A)*	32,402
843	Energen Corp.	39,014
500	Energy Transfer Partners LP	26,395
1,320	Equitable Resources, Inc.	57,090
1,903	KeySpan Corp.	77,642
372	Laclede Group, Inc. (The)	12,083
2,036	MDU Resources Group, Inc.	52,631

NUMBER OF SHARES		VALUE
947	National Fuel Gas Co.	$38,533
336	New Jersey Resources Corp.	15,658
632	Nicor Inc.	28,756
3,047	NiSource, Inc.	72,519
502	Northwest Natural Gas Co.	20,426
1,189	ONEOK, Inc.	51,020
465	Peoples Energy Corp.	20,251
1,033	Piedmont Natural Gas Co., Inc.	26,662
954	Questar Corp.	77,465
2,440	Sempra Energy	140,007
490	South Jersey Industries, Inc.	16,190
1,375	Southern Union Co.*	38,239
642	Southwest Gas Corp.	25,199
1,353	UGI Corp.	37,086
1,113	Vectren Corp.	31,298
698	WGL Holdings Inc.	22,078
		1,033,089
	Home Building (0.4%)
573	Beazer Homes USA Inc.	24,931
219	Brookfield Homes Corp.	7,952
132	Cavco Industries, Inc.*	4,273
1,279	Centex Corp.	68,670
1,119	Champion Enterprises, Inc.*	9,187
3,080	D.R. Horton, Inc.	89,505
502	Hovnanian Enterprises, Inc.*	16,712
969	KB Home	52,539
1,518	Lennar Corp. (Class A)	82,549
291	Levitt Corp. (Class A)	4,121
472	M.D.C. Holdings, Inc.	27,503
188	M/I Homes, Inc.	6,783
360	Meritage Homes Corp.*	16,002
75	NVR, Inc.*	51,939
446	Palm Harbor Homes, Inc.*	5,758
2,405	Pulte Homes, Inc.	82,588
694	Ryland Group, Inc. (The)	38,989
974	Standard Pacific Corp.	26,727
261	Technical Olympic USA, Inc.	2,487
1,424	Toll Brothers, Inc.*	48,174
632	WCI Communities, Inc.*	13,683
		681,072

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Home Furnishings (0.2%)
383	Ethan Allen Interiors, Inc.	$14,428
816	Furniture Brands International, Inc.	13,603
639	Jarden Corp.*	23,432
864	La-Z-Boy, Inc.	11,128
2,236	Leggett & Platt, Inc.	54,201
265	Libbey, Inc.	3,154
628	Mohawk Industries, Inc.*	51,760
3,105	Newell Rubbermaid, Inc.	91,722
969	Select Comfort Corp.*	17,868
		281,296
	Home Improvement Chains (0.9%)
1,572	Fastenal Co.	58,604
22,018	Home Depot, Inc. (The)	897,013
16,364	Lowe's Companies, Inc.	551,630
1,227	Sherwin-Williams Co.	84,786
		1,592,033
	Hospital/Nursing Management (0.2%)
475	Amsurg Corp.*	10,450
1,069	Community Health Systems Inc.*	38,217
2,741	Health Management Associates, Inc. (Class A)	53,312
438	Kindred Healthcare, Inc.*	12,571
751	LifePoint Hospitals, Inc.*	25,519
936	Manor Care, Inc.	49,833
600	Psychiatric Solutions, Inc.	23,364
732	Sunrise Senior Living, Inc.*	26,176
5,482	Tenet Healthcare Corp.*	38,703
1,024	Triad Hospitals, Inc.*	43,520
581	United Surgical Partners International, Inc.*	17,703
602	Universal Health Services, Inc. (Class B)	34,874
		374,242

NUMBER OF SHARES		VALUE
	Hotels/Resorts/ Cruiselines (0.5%)
4,553	Carnival Corp. (Panama)	$234,753
511	Choice Hotels International, Inc.	21,610
567	Gaylord Entertainment Co.*	31,332
3,850	Hilton Hotels Corp.	136,252
576	Marcus Corp. (The)	13,772
3,849	Marriott International, Inc. (Class A)	185,291
1,975	Royal Caribbean Cruises Ltd. (Liberia)	88,737
2,295	Starwood Hotels & Resorts Worldwide, Inc.	143,621
542	Vail Resorts, Inc.*	25,068
2,131	Wyndham Worldwide Corp.*	66,487
		946,923
	Household/Personal Care (1.9%)
1,001	Alberto-Culver Co.	22,892
4,798	Avon Products, Inc.	165,003
908	Church & Dwight Co., Inc.	41,141
1,632	Clorox Co. (The)	106,765
5,517	Colgate-Palmolive Co.	376,811
1,395	Estee Lauder Companies, Inc. (The) (Class A)	66,263
1,068	International Flavors & Fragrances, Inc.	51,777
4,912	Kimberly-Clark Corp.	340,893
911	Nu Skin Enterprises, Inc. (Class A)	16,808
523	Playtex Products, Inc.*	7,364
35,037	Procter & Gamble Co. (The)	2,272,850
		3,468,567
	Industrial Conglomerates (3.9%)
7,374	3M Co.	547,888
2,566	Danaher Corp.	190,038
110,765	General Electric Co.**	3,993,078
8,066	Honeywell International, Inc.	368,536
3,524	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	151,109

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,018	ITT Corp.	$120,374
659	SPX Corp.	46,255
1,171	Textron, Inc.	109,102
21,559	Tyco International Ltd. (Bermuda)	687,301
9,932	United Technologies Corp.	675,575
489	Walter Industries, Inc.	13,780
		6,903,036
	Industrial Machinery (0.4%)
358	Actuant Corp. (Class A)	17,824
722	Flowserve Corp.*	38,317
769	FuelCell Energy, Inc.*	5,083
817	Graco Inc.	33,309
668	IDEX Corp.	34,669
5,192	Illinois Tool Works Inc.	264,740
534	Kennametal Inc.	33,001
518	Lincoln Electric Holdings, Inc.	31,479
808	Mueller Water Products, Inc. (Class B Shares)	10,973
467	Nordson Corp.	24,153
1,274	Parker Hannifin Corp.	105,436
489	Regal-Beloit Corp.	24,606
1,050	Roper Industries, Inc.	54,516
377	Tecumseh Products Co. (Class A)	6,752
303	Watts Water Technologies, Inc. (Class A)	13,323
462	Woodward Governor Co.	19,330
		717,511
	Industrial Specialties (0.3%)
719	Buckeye Technologies Inc.*	8,606
407	Cabot Microelectronics Corp.*	12,287
1,045	Donaldson Co., Inc.	36,805
1,941	Ecolab Inc.	85,210
1,013	Evergreen Energy Inc.	9,107
689	Ferro Corp.	14,683
920	Fuller (H.B.) Co.	23,800
1,306	GrafTech International Ltd..*	10,605
543	Headwaters Inc.*	12,337
417	MacDermid, Inc.	14,466

NUMBER OF SHARES		VALUE
331	Minerals Technologies, Inc.	$19,221
1,762	PPG Industries, Inc.	116,803
315	Rogers Corp.*	16,279
1,564	RPM International, Inc.	36,332
651	Spartech Corp.	18,241
611	Symyx Technologies, Inc.*	11,866
1,350	Valspar Corp. (The)	38,043
325	WD-40 Co.	10,702
		495,393
	Information Technology Services (1.4%)
6,041	Accenture Ltd. (Class A) (Bermuda)	228,048
2,687	BearingPoint, Inc.*	21,523
288	Black Box Corp.	11,831
413	CACI International Inc. (Class A)*	19,423
1,236	CIBER, Inc.*	8,504
1,994	Citrix Systems, Inc.*	63,150
1,538	Cognizant Technology Solutions Corp. (Class A)*	131,176
5,556	Electronic Data Systems Corp.	146,178
857	Epicor Software Corp.*	11,869
1,094	Henry (Jack) & Associates, Inc.	23,346
16,515	International Business Machines Corp.	1,637,462
557	JDA Software Group, Inc.*	8,912
932	Keane, Inc.*	11,342
8,878	Level 3 Communications, Inc.*	55,132
320	ManTech International Corp. (Class A)*	10,918
543	MICROS Systems, Inc.*	30,571
994	Perot Systems Corp. (Class A)*	16,242
639	QAD, Inc.	5,176
1,318	Sapient Corp.*	8,277
275	SRA International, Inc. (Class A)*	6,958
120	Syntel, Inc.	3,946

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
4,764	Unisys Corp.*	$41,066
282	Verint Systems Inc.*	9,320
1,458	Wind River Systems, Inc.*	14,463
		2,524,833
	Insurance Brokers/Services (0.2%)
3,039	AON Corp.	108,978
1,401	Brown & Brown, Inc.	39,676
1,090	ChoicePoint, Inc.	41,954
948	Crawford & Co. (Class B)	6,143
1,328	Gallagher (Arthur J.) & Co.	38,074
521	Hilb, Rogal & Hobbs Co.	22,012
5,946	Marsh & McLennan Companies, Inc.	175,407
		432,244
	Integrated Oil (4.5%)
24,000	Chevron Corp.	1,749,120
992	Cimarex Energy Co.*	37,180
16,416	ConocoPhillips	1,090,187
65,045	Exxon Mobil Corp.	4,819,835
2,693	Hess Corp.	145,395
1,885	Murphy Oil Corp.	93,703
		7,935,420
	Internet Retail (0.2%)
3,222	Amazon.com, Inc.*	121,373
1,364	Drugstore.com, Inc.*	4,460
719	Gamestop Corp (Class A)*	38,416
2,768	IAC/InterActiveCorp*	106,291
436	Netflix Inc.*	9,941
		280,481
	Internet Software/ Services (1.1%)
1,002	Agile Software Corp.*	6,272
1,640	Akamai Technologies, Inc.*	92,135
1,012	Ariba, Inc.*	9,411
4,468	BEA Systems, Inc.*	55,090
1,727	Borland Software Corp.*	9,429
8,825	CMGI Inc.*	11,208
1,848	CNET Networks, Inc.*	16,909
390	Digital Insight Corp.*	15,167
600	Digital River, Inc.*	30,708

NUMBER OF SHARES		VALUE
1,146	Digitas Inc.*	$15,448
2,016	Earthlink, Inc.*	14,737
2,101	Google Inc. (Class A)*	1,053,231
282	GSI Commerce, Inc.*	4,594
393	Internap Network Services Corp.*	7,168
603	J2 Global Communications, Inc.*	15,967
897	Lionbridge Technologies, Inc.*	5,804
141	MicroStrategy Inc. (Class A)*	17,120
1,137	NIC Inc.*	6,083
1,181	Openwave Systems, Inc.*	10,416
620	Packeteer, Inc.*	8,308
698	Progress Software Corp.*	19,830
1,711	RealNetworks, Inc.*	18,256
1,369	S1 Corp.*	7,872
627	Secure Computing Corp.*	4,176
1,321	SonicWALL, Inc.*	11,136
670	Supportsoft, Inc.*	4,556
1,194	United Online, Inc.*	16,764
2,849	VeriSign, Inc.*	68,091
685	Vignette Corporation*	12,275
520	WebEx Communications, Inc.*	19,282
1,016	webMethods, Inc.*	7,650
658	Websense, Inc.*	14,246
14,174	Yahoo! Inc.*	401,266
		2,010,605
	Investment Banks/ Brokers (2.5%)
2,306	Ameriprise Financial, Inc.	135,962
1,232	Bear Stearns Companies, Inc. (The)	203,095
200	CBOT Holdings, Inc. (Class A)	33,760
331	Chicago Mercantile Exchange Holdings Inc. (Class A)	186,452
4,577	E*TRADE Group, Inc.*	111,587
873	Edwards (A.G.), Inc.	57,801
590	eSPEED, Inc (Class A)*	4,720
3,929	Goldman Sachs Group, Inc. (The)	833,577

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
589	Investment Technology Group, Inc.*	$25,680
1,311	Jefferies Group, Inc.	38,622
1,413	Knight Capital Group, Inc.*	25,533
1,355	LaBranche & Co., Inc.*	12,710
237	Ladenburg Thalmann Financial Services Inc.*	427
5,760	Lehman Brothers Holdings Inc.	473,702
9,760	Merrill Lynch & Co., Inc.	913,146
12,534	Morgan Stanley	1,037,690
868	Nasdaq Stock Market Inc.*	29,581
488	NYSE Group Inc.*	48,790
1,210	Raymond James Financial, Inc.	38,623
11,267	Schwab (Charles) Corp. (The)	213,172
3,515	TD AmeriTrade Holding Corp.	62,180
802	Tradestation Group Inc.*	10,234
		4,497,044
	Investment Managers (0.6%)
384	Affiliated Managers Group, Inc.*	42,777
362	AllianceBernstein Holding LP	32,613
144	BlackRock, Inc. (Class A)	24,157
1,594	Eaton Vance Corp. (Non-Voting)	54,674
1,186	Federated Investors, Inc. (Class B)	41,878
1,892	Franklin Resources, Inc.	225,356
792	Investors Financial Services Corp.	37,042
2,335	Janus Capital Group, Inc.	47,821
1,295	Legg Mason, Inc.	135,781
4,405	Mellon Financial Corp.	188,270
800	Nuveen Investments (Class A)	39,600
2,808	Price (T.) Rowe Group, Inc.	134,756
1,184	Waddell & Reed Financial, Inc. (Class A)	30,393
		1,035,118

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	$17,836
28	Cross Timbers Royalty Trust	1,323
		19,159
	Life/Health Insurance (0.7%)
5,355	AFLAC, Inc.	254,951
181	American National Insurance Co.	22,162
779	Citizens, Inc.*	5,609
513	Delphi Financial Group, Inc. (Class A)	20,233
222	FBL Financial Group, Inc. (Class A)	8,616
4,826	Genworth Financial Inc. (Class A)	168,427
175	Great American Financial Resources, Inc.	3,875
67	Kansas City Life Insurance Co.	3,349
2,992	Lincoln National Corp.	200,883
4,707	MetLife, Inc.	292,399
65	National Western Life Insurance Co. (Class A)	14,917
1,479	Phoenix Companies Ltd.	22,229
261	Presidential Life Corp.	5,672
839	Protective Life Corp.	41,052
351	Reinsurance Group of America, Inc.	20,411
682	StanCorp Financial Group, Inc.	32,634
1,069	Torchmark Corp.	69,474
514	Universal American Financial Corp.*	9,689
3,370	UnumProvident Corp.	74,140
		1,270,722
	Major Banks (4.0%)
48,611	Bank of America Corp.	2,555,966
8,116	Bank of New York Co., Inc. (The)	324,721
5,859	BB&T Corp.	247,601
1,819	Comerica, Inc.	107,867

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,652	Huntington Bancshares, Inc.	$61,739
4,337	KeyCorp	165,543
6,509	National City Corp.	246,366
3,142	PNC Financial Services Group	231,785
2,828	Popular, Inc.	51,639
7,655	Regions Financial Corp.	277,570
3,844	SunTrust Banks, Inc.	319,436
1,404	TD Banknorth, Inc.	45,279
679	UnionBanCal Corp.	43,877
20,561	Wachovia Corp.	1,161,697
35,625	Wells Fargo & Co.	1,279,650
		7,120,736
	Major Telecommunications (2.6%)
4,132	ALLTEL Corp.	253,250
67,682	AT&T Inc.	2,546,873
3,850	Cincinnati Bell Inc.*	18,711
1,625	Embarq Corp.	90,204
1,276	Primus Telecommunications Group, Inc.*	746
31,607	Sprint Nextel Corp.	563,553
31,196	Verizon Communications, Inc.	1,201,670
		4,675,007
	Managed Health Care (1.3%)
6,093	Aetna, Inc.	256,880
798	AMERIGROUP Corp.*	28,935
4,791	Caremark Rx, Inc.	293,497
766	Centene Corp.*	19,089
1,275	CIGNA Corp.	168,810
1,782	Coventry Health Care, Inc.*	91,862
1,264	Health Net Inc.*	61,569
1,762	Humana, Inc.*	97,791
621	Sierra Health Services, Inc.*	24,964
14,348	UnitedHealth Group Inc.	749,826
200	Wellcare Health Plans Inc.*	15,496
6,790	WellPoint Inc.*	532,200
		2,340,919
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	29,812
334	General Maritime Corp.	12,188

NUMBER OF SHARES		VALUE
642	Kirby Corp.*	$22,797
998	OMI Corp. (Class A)	22,016
391	Overseas Shipholding Group, Inc.	24,293
600	Teekay Shipping Corp.	30,126
733	Tidewater, Inc.	37,801
		179,033
	Media Conglomerates (1.7%)
7,294	CBS Corp. (Class B)	227,354
3,275	Discovery Holding Company (Class A)*	54,267
21,924	Disney (Walt) Co. (The)	771,067
1,547	Liberty Media Holdings (Ser A)*	158,258
25,127	News Corp. (Class A)	584,203
45,614	Time Warner, Inc.	997,578
6,805	Viacom, Inc. (Class B)*	276,759
		3,069,486
	Medical Distributors (0.4%)
2,222	AmerisourceBergen Corp.	116,388
4,450	Cardinal Health, Inc.	317,819
1,032	Henry Schein, Inc.*	52,395
3,151	McKesson Corp.	175,668
649	Owens & Minor, Inc.	21,709
1,338	Patterson Companies, Inc.*	50,322
280	PolyMedica Industries, Inc.	11,211
800	PSS World Medical, Inc.*	16,016
		761,528
	Medical Specialties (2.2%)
833	Advanced Medical Optics, Inc.*	30,613
1,228	Align Technology, Inc.*	20,323
1,027	American Medical System Holdings, Inc.*	20,437
181	Analogic Corp.	10,628
2,053	Applera Corp. - Applied Biosystems Group	71,362
1,200	Applera Corp. - Celera Genomics Group*	19,032
394	Arrow International, Inc.	13,262

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
403	ArthroCare Corp.*	$14,870
1,115	Bard (C.R.), Inc.	92,010
663	Bausch & Lomb, Inc.	36,916
6,807	Baxter International, Inc.	338,036
784	Beckman Coulter, Inc.	50,584
2,476	Becton, Dickinson & Co.	190,503
2,432	Biomet, Inc.	103,020
31	Bio-Rad Laboratories, Inc. (Class A)*	2,667
272	Biosite Diagnostics Inc.*	14,655
556	Bioveris Corp.*	7,200
13,498	Boston Scientific Corp.*	249,038
639	CONMED Corp.*	15,464
570	Cooper Companies, Inc. (The)	27,189
435	Cyberonics Inc.*	9,165
1,393	Cytyc Corp.*	40,286
1,074	Dade Behring Holdings, Inc.	45,194
288	Datascope Corp.	10,639
1,724	DENTSPLY International, Inc.	53,168
362	Digene Corp.*	18,625
752	Edwards Lifesciences Corp.*	38,472
470	Haemonetics Corp.*	22,673
761	Hillenbrand Industries, Inc.	43,385
600	Hologic, Inc.*	33,330
1,664	Hospira, Inc.*	61,202
374	IDEXX Laboratories, Inc.*	32,093
823	Immucor, Inc.*	25,957
296	Integra LifeSciences Holding, Inc.*	12,743
419	Intuitive Surgical, Inc.*	41,234
494	Invacare Corp.	10,665
699	Kinetic Concepts, Inc.*	34,384
457	Kyphon Inc.*	21,383
12,883	Medtronic, Inc.	688,596
510	Mentor Corp.	26,005
499	Merit Medical Systems, Inc.*	7,864
1,300	Nektar Therapeutics*	16,510
752	OraSure Technologies, Inc.*	6,227
1,386	Pall Corp.	48,177
355	Penwest Pharmaceuticals Co.*	5,055

NUMBER OF SHARES		VALUE
2,561	Peregrine Pharmaceuticals, Inc.*	$2,996
1,665	PerkinElmer, Inc.	39,744
958	ResMed, Inc.*	50,372
940	Respironics, Inc.*	40,044
3,905	St. Jude Medical, Inc.*	166,978
986	STERIS Corp.	25,478
2,975	Stryker Corp.	184,272
378	SurModics, Inc.*	13,593
4,474	Thermo Fisher Scientific, Inc.*	214,081
691	Thoratec Corp.*	12,445
1,472	Varian Medical Systems, Inc.*	67,903
517	Ventana Medical Systems, Inc.*	21,766
586	Viasys Healthcare, Inc.*	17,246
99	Vital Signs, Inc.	5,148
1,107	Waters Corp.*	62,756
566	West Pharmaceutical Services, Inc.	27,468
422	Wright Medical Group, Inc.*	9,238
2,630	Zimmer Holdings, Inc.*	221,499
		3,863,868
	Medical/Nursing Services (0.1%)
880	Apria Healthcare Group, Inc.*	24,437
1,159	DaVita, Inc.*	63,281
489	Healthways Inc.*	22,205
1,265	Hooper Holmes, Inc.	4,263
1,055	Lincare Holdings, Inc.*	41,514
703	Pediatrix Medical Group, Inc.*	36,936
1,068	VCA Antech, Inc.*	35,906
		228,542
	Metal Fabrications (0.1%)
1,536	Commercial Metals Co.	41,641
500	General Cable Corp.*	21,565
491	Harsco Corp.	42,167
504	Kaydon Corp.	21,722

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
444	Mueller Industries, Inc.	$14,461
1,103	Timken Co. (The)	31,557
		173,113
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow) (a)	0
	Miscellaneous Commercial Services (0.4%)
771	ABM Industries Inc.	19,922
1,315	Adesa Inc.	38,161
496	Bright Horizons Family Solutions, Inc.*	19,428
858	CBIZ, Inc.*	5,749
1,522	Cintas Corp.	62,630
959	Copart, Inc.*	28,233
495	Corporate Executive Board Co. (The)	44,911
873	Corrections Corporation of America*	42,533
312	Costar Group, Inc.*	14,811
673	Diamond Management & Technology Consultants, Inc.	8,399
686	FTI Consulting Inc.*	18,803
366	G & K Services, Inc. (Class A)	13,648
838	Global Imaging Systems, Inc.*	16,132
1,185	IKON Office Solutions, Inc.	17,657
1,944	Iron Mountain Inc.*	54,393
747	L-1 Identity Solutions, Inc.	10,787
654	Laureate Education Inc.*	39,462
304	MAXIMUS, Inc.	9,166
849	Navigant Consulting, Inc.*	17,642
489	ProQuest Co.*	5,428
1,531	Sabre Holdings Corp. (Class A)	49,467
278	StarTek, Inc.	2,852
634	TeleTech Holdings, Inc.*	17,086
570	The Brink's Co.	35,426
235	Vertrue Incorporated*	10,925
428	Viad Corp.	17,950
1,044	Wireless Facilities, Inc.*	2,453
		624,054

NUMBER OF SHARES		VALUE
	Miscellaneous Manufacturing (0.2%)
1,330	Ametek, Inc.	$46,098
604	Brady (W.H.) Co. (Class A)	22,620
445	Carlisle Companies, Inc.	36,241
736	Crane Co.	28,579
2,166	Dover Corp.	107,434
1,463	Jacuzzi Brands, Inc.*	18,185
1,260	Pentair, Inc.	39,262
382	Smith (A.O.) Corp.	14,650
465	Teleflex Inc.	31,053
743	Tredegar Corp.	17,067
253	Valmont Industries, Inc.	14,034
377	Varian, Inc.*	20,173
		395,396
	Motor Vehicles (0.3%)
20,269	Ford Motor Co.	164,787
4,499	General Motors Corp.	147,747
2,931	Harley-Davidson, Inc.	200,099
567	Monaco Coach Corp.	8,550
		521,183
	Movies/Entertainment (0.1%)
765	Cedar Fair, L.P.	21,871
241	Crown Media Holdings, Inc. (Class A)*	983
497	International Speedway Corp. (Class A)	25,958
654	Regal Entertainment Group (Class A)*	14,715
1,012	Six Flags, Inc.	5,819
244	Speedway Motorsports, Inc.	9,414
1,332	TiVo Inc.*	7,126
		85,886
	Multi-Line Insurance (1.4%)
24,280	American International Group, Inc.	1,661,966
1,405	Axis Capital Holdings Ltd.	46,295
403	CNA Financial Corp.*	16,382
3,199	Hartford Financial Services Group, Inc. (The)	303,617

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
1,395	HCC Insurance Holdings, Inc.	$43,566
688	Horace Mann Educators Corp.	13,643
4,667	Loews Corp.	202,828
752	Nationwide Financial Services, Inc. (Class A)	41,097
637	PartnerRe Ltd.	43,316
1,270	Safeco Corp.	81,293
653	Unitrin, Inc.	33,440
393	Zenith National Insurance Corp.	17,960
		2,505,403
	Office Equipment/ Supplies (0.2%)
1,128	Avery Dennison Corp.	77,110
640	HNI Corp.	31,066
588	Kimball International, Inc. (Class B)	14,488
1,044	Miller (HERMAN), Inc.	39,254
2,364	Pitney Bowes, Inc.	113,165
855	Steelcase, Inc. (Class A)	16,749
		291,832
	Oil & Gas Pipelines (0.4%)
480	Buckeye Partners, L.P.	24,864
7,436	El Paso Corp.	115,407
234	Enbridge Energy Management, LLC*	12,187
500	Enbridge Energy Partners L.P.	26,455
2,879	Enterprise Products Partners L.P.	85,132
909	Kinder Morgan Energy Partners, L.P.	45,823
739	Kinder Morgan Management, LLC*	36,595
1,153	Kinder Morgan, Inc.	122,218
802	Magellan Midstream Parners, L.P.	33,532
744	Plains All American Pipeline, L.P.	40,064
323	TC Pipelines, L.P.	11,735
913	TEPPCO Partners, L.P.	37,889

NUMBER OF SHARES		VALUE
462	Valero L.P.	$27,240
6,506	Williams Companies, Inc. (The)	175,597
		794,738
	Oil & Gas Production (1.5%)
4,954	Anadarko Petroleum Corp.	216,738
3,495	Apache Corp.	255,030
594	Berry Petroleum Co. (Class A)	18,438
683	Cabot Oil & Gas Corp.	44,299
691	Cheniere Energy Inc.*	19,127
3,928	Chesapeake Energy Corp.	116,308
625	Comstock Resources Inc.*	19,969
1,400	Denbury Resources Inc.*	38,780
4,465	Devon Energy Corp.	312,952
647	Encore Acquisition Co.*	16,790
626	Energy Partners, Ltd.*	13,559
2,574	EOG Resources, Inc.	177,941
768	Forest Oil Corp.*	24,515
405	Houston Exploration Co. (The)*	21,190
621	Mariner Energy Inc.	12,488
1,416	Newfield Exploration Co.*	60,619
1,951	Noble Energy, Inc.	104,203
9,085	Occidental Petroleum Corp.	421,181
264	Penn Virginia Corp.	19,346
1,328	Petrohawk Energy Corp.*	15,325
1,413	Pioneer Natural Resources Co.*	57,933
1,004	Plains Exploration & Production Co.*	48,433
782	Pogo Producing Co.	38,748
810	Quicksilver Resources Inc.*	32,125
1,491	Range Resources Corp.	45,759
1,886	Southwestern Energy Co.*	72,536
826	St. Mary Land & Exploration Co.	29,728
413	Stone Energy Corp.*	14,038
353	Swift Energy Co.*	15,652
1,703	Ultra Petroleum Corp. (Canada)*	88,897
565	Unit Corp.*	27,391

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
500	Whiting Petroleum Corp.*	$22,785
3,960	XTO Energy Inc.	199,861
		2,622,684
	Oil Refining/Marketing (0.5%)
1,395	Frontier Oil Corp.	39,632
610	Holly Corp.	32,141
3,891	Marathon Oil Corp.	351,513
1,419	Sunoco, Inc.	89,581
802	Tesoro Corp.	66,077
6,589	Valero Energy Corp.	357,651
		936,595
	Oilfield Services/ Equipment (1.3%)
3,642	Baker Hughes Inc.	251,407
3,433	BJ Services Co.	94,957
440	Bristow Group Inc.*	16,434
1,325	Cameron International Corp.*	69,563
316	CARBO Ceramics, Inc.	11,654
466	Compagnie General de Geophysique-Veritas (ADR) (France)	18,505
816	FMC Technologies, Inc.*	50,535
1,263	Global Industries Ltd.*	17,013
1,413	Grant Prideco, Inc.*	55,361
10,926	Halliburton Co.	322,754
1,043	Hanover Compressor Co.*	20,182
1,060	Helix Energy Solutions Group Inc.*	34,100
319	Hydril Co.*	25,233
376	Lone Star Technologies, Inc.*	18,180
1,839	National Oilwell-Varco, Inc.*	111,517
648	Oceaneering International, Inc.*	25,577
562	Oil States International Inc.*	16,197
12,560	Schlumberger Ltd. (Netherlands Antilles)	797,434
251	SEACOR Holdings, Inc.*	25,409
2,262	Smith International, Inc.	89,756
1,077	Superior Energy Services, Inc.*	32,655

NUMBER OF SHARES		VALUE
886	TETRA Technologies, Inc.*	$20,520
332	Universal Compression Holdings, Inc.*	20,066
3,703	Weatherford International Ltd. (Bermuda)*	149,527
389	W-H Energy Services Inc.*	17,653
		2,312,189
	Other Consumer Services (0.6%)
1,593	Apollo Group, Inc. (Class A)*	69,136
724	Autobytel Inc.*	2,686
3,382	Block (H.&R.), Inc.	83,197
1,211	Career Education Corp.*	34,719
215	Central Parking Corp.	4,283
1,045	Corinthian Colleges, Inc.*	13,648
986	DeVry, Inc.*	27,766
11,248	eBay Inc.*	364,323
3,156	Expedia, Inc.*	67,696
678	First Marblehead Corp. (The)	36,883
331	HealthExtras, Inc.*	8,460
519	ITT Educational Services, Inc.*	40,274
1,033	MoneyGram International, Inc.	30,980
2,509	Move Inc.*	15,857
200	Nutri/System Inc.*	8,810
339	Pre-Paid Legal Services, Inc.*	13,180
396	Priceline.com Inc.	16,878
107	Renaissance Learning, Inc.	1,591
621	Rollins, Inc.	13,550
3,499	Service Corp. International	37,264
3,514	ServiceMaster Co. (The)	45,858
758	Sotheby's Holdings, Inc. (Class A)*	28,107
1,945	Stewart Enterprises, Inc. (Class A)	13,829
199	Strayer Education, Inc.	22,640
531	Weight Watchers International, Inc.	28,690
		1,030,305

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Other Consumer Specialties (0.1%)
1,615	Fortune Brands, Inc.	$135,208
690	Fossil, Inc.*	15,532
518	Matthews International Corp. (Class A)	21,005
335	RC2 Corp.*	13,236
449	Russ Berrie & Co., Inc.	6,645
		191,626
	Other Metals/Minerals (0.2%)
2,043	Hecla Mining Co.*	14,567
875	Olin Corp.	14,735
2,155	Phelps Dodge Corp.	266,358
826	Southern Copper Corp.	51,625
1,385	USEC Inc.	18,781
		366,066
	Other Transportation (0.0%)
1,404	Laidlaw International Inc.	41,713
	Packaged Software (2.9%)
6,404	Adobe Systems, Inc.*	248,923
480	Altiris, Inc.*	15,710
415	ANSYS, Inc.*	20,704
2,464	Autodesk, Inc.*	107,726
2,462	BMC Software, Inc.*	84,668
4,980	CA Inc.	122,259
4,744	Compuware Corp.*	42,554
925	Fair Isaac Corp.	36,834
856	Hyperion Solutions Corp.*	36,140
1,422	Informatica Corp.*	17,860
3,401	Intuit Inc.*	106,961
796	Macrovision Corp.*	19,685
745	Magma Design Automation, Inc.*	6,333
611	Manhattan Associates, Inc.*	17,151
1,937	McAfee Inc.*	56,677
96,647	Microsoft Corp.	2,982,526
1,073	NAVTEQ Corp.*	38,070
4,900	Novell, Inc.*	35,525
1,827	Nuance Communications Inc.*	21,047
43,630	Oracle Corp.*	748,691
1,538	Parametric Technology Corp.*	30,483

NUMBER OF SHARES		VALUE
919	Quest Software, Inc.*	$13,721
1,919	Red Hat, Inc.*	43,619
1,091	Salesforce.com Inc.*	47,819
1,287	Sybase, Inc.*	33,320
11,113	Symantec Corp.*	196,811
2,746	TIBCO Software, Inc.*	25,483
451	Transaction Systems Architects, Inc. (Class A)*	16,304
198	Ulticom, Inc.*	1,693
		5,175,297
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	10,093
380	CDI Corp.	9,865
485	Gentiva Health Services, Inc.*	9,603
405	Kelly Services, Inc. (Class A)	12,559
732	Korn/Ferry International*	17,480
785	Labor Ready, Inc.*	14,742
983	Manpower, Inc.	71,690
1,355	Monster Worldwide, Inc.*	66,951
1,630	MPS Group, Inc.*	24,417
584	Resources Connection Inc.*	18,338
1,932	Robert Half International, Inc.	78,632
1,163	Spherion Corp.*	9,571
		343,941
	Pharmaceuticals: Generic Drugs (0.1%)
320	Abraxis Bioscience Inc.*	8,364
667	Alpharma Inc. (Class A)	18,376
1,140	Barr Pharmaceuticals Inc.*	61,013
2,581	Mylan Laboratories, Inc.	57,143
706	Par Pharmaceutical Cos Inc.*	18,624
1,312	Valeant Pharmaceuticals International	23,131
1,362	Watson Pharmaceuticals, Inc.*	37,074
		223,725
	Pharmaceuticals: Major (4.7%)
16,388	Abbott Laboratories	868,564
20,815	Bristol-Myers Squibb Co.	599,264

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
31,674	Johnson & Johnson	$2,115,823
10,300	Lilly (Eli) & Co.	557,436
23,468	Merck & Co., Inc.	1,050,193
78,052	Pfizer, Inc.	2,048,084
15,712	Schering-Plough Corp.	392,800
14,212	Wyeth	702,215
		8,334,379
	Pharmaceuticals: Other (0.4%)
1,607	Allergan, Inc.	187,552
713	AtheroGenics, Inc.*	8,413
662	Cell Therapeutics, Inc.*	1,112
767	Columbia Laboratories, Inc.*	3,567
1,360	Endo Pharmaceuticals Holdings, Inc.*	41,779
3,471	Forest Laboratories, Inc.*	194,758
620	Inspire Pharmaceuticals, Inc.*	4,005
330	Inverness Medical Innovations, Inc.*	13,603
2,881	King Pharmaceuticals, Inc.*	51,455
721	KV Pharmaceutical Co. (Class A)*	18,191
780	Medicis Pharmaceutical Corp. (Class A)	29,585
1,078	Perrigo Co.	18,628
554	POZEN Inc.*	9,368
631	Salix Pharmaceuticals, Ltd.*	8,960
680	Sciele Pharma, Inc.*	16,150
1,247	Sepracor, Inc.*	71,154
314	United Therapeutics Corp.*	16,830
		695,110
	Precious Metals (0.3%)
3,927	Coeur D'Alene Mines Corp.*	17,200
1,962	Freeport-McMoRan Copper & Gold, Inc. (Class B)	112,835
2,403	Goldcorp Inc. (Canada)	66,592
1,203	Meridian Gold Inc. (Canada)*	35,152
4,421	Newmont Mining Corp.	199,387
718	Stillwater Mining Co.*	9,305
		440,471

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (1.9%)
463	21st Century Insurance Group	$9,834
3,464	ACE Ltd. (Cayman Islands)	200,150
715	Alfa Corp.	13,484
89	Alleghany Corp.	31,907
6,821	Allstate Corp. (The)	410,351
859	American Financial Group, Inc.	30,340
418	Arch Capital Group Ltd.*	26,999
1,846	Berkley (W.R.) Corp.	61,084
10	Berkshire Hathaway, Inc. (Class A)*	1,100,500
4,387	Chubb Corp. (The)	228,299
1,677	Cincinnati Financial Corp.	75,029
876	Commerce Group, Inc. (The)	26,438
848	Endurance Specialty Holdings Ltd. (Bermuda)	28,832
456	Erie Indemnity Co. (Class A)	25,203
752	Everest Re Group, Ltd. (Bermuda)	70,387
709	Hanover Insurance Group	34,067
221	Harleysville Group, Inc.	7,514
400	Infinity Property & Casualty Corp.	19,136
378	Mercury General Corp.	19,716
164	Midland Co. (The)	7,541
1,189	Montpelier Re Holdings Ltd.	20,724
226	Odyssey Re Holdings Corp.	8,916
890	Ohio Casualty Corp.	26,291
2,424	Old Republic International Corp.	54,055
621	Philadelphia Consolidated Holding Corp.*	27,982
700	Platinum Underwriters Holdings Ltd. (Bermuda)	20,895
612	PMA Capital Corp. (Class A)*	5,728
7,706	Progressive Corp. (The)	178,702
691	RenaissanceRe Holdings Ltd. (Bermuda)	36,810
364	RLI Corp.	20,144

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
357	Selective Insurance Group, Inc.	$18,368
7,376	St. Paul Travelers Companies, Inc. (The)	375,070
200	State Auto Financial Corp.	6,436
363	Transatlantic Holdings, Inc.	22,793
96	White Mountains Insurance Group, Ltd. (Bermuda)	55,651
1,903	XL Capital Ltd. (Class A) (Cayman Islands)	131,307
		3,436,683
	Publishing: Books/ Magazines (0.1%)
635	John Wiley & Sons, Inc. (Class A)	23,597
570	Meredith Corp.	33,607
2,680	PRIMEDIA Inc.*	4,556
1,467	Reader's Digest Assoc., Inc. (The) (Class A)	24,778
484	Scholastic Corp.*	17,109
		103,647
	Publishing: Newspapers (0.3%)
1,405	Belo Corp. (Series A)	26,302
652	Dow Jones & Co., Inc.	24,587
2,533	Gannett Co., Inc.	147,269
724	Journal Register Co.	5,061
585	Lee Enterprises, Inc.	19,440
807	McClatchy Co. (The) (Class A)	31,215
381	Media General, Inc. (Class A)	15,244
1,984	New York Times Co. (The) (Class A)	45,811
1,016	Scripps (E.W.) Co. (Class A)	49,611
753	Sun-Times Media Group Inc.	3,343
1,653	Tribune Co.	50,483
85	Triple Crown Media, Inc.	935
71	Washington Post Co. (The) (Class B)	54,152
		473,453
	Pulp & Paper (0.2%)
798	Bowater, Inc.	21,841
616	Glatfelter (P.H.) Co.	9,973

NUMBER OF SHARES		VALUE
5,224	International Paper Co.	$176,049
879	Longview Fibre Co.	18,441
2,054	MeadWestvaco Corp.	61,908
271	Neenah Paper Inc.	9,249
549	Potlatch Corp.	25,918
288	Schweitzer-Mauduit International, Inc.	6,996
581	Wausau Paper Corp.	8,273
		338,648
	Railroads (0.6%)
3,885	Burlington Northern Santa Fe Corp.	312,199
4,657	CSX Corp.	171,331
410	Florida East Coast Industries, Inc.	24,846
1,082	Kansas City Southern Industries, Inc.*	32,525
4,392	Norfolk Southern Corp.	218,063
622	RailAmerica, Inc.*	10,083
2,850	Union Pacific Corp.	287,850
		1,056,897
	Real Estate Development (0.2%)
1,092	Brookfield Properties Corp. (Canada)	50,822
2,062	CB Richard Ellis Group, Inc. (Class A)*	77,552
836	Forest City Enterprises, Inc. (Class A)	50,536
420	Getty Realty Corp.	13,083
368	Jones Lang LaSalle, Inc.	38,456
2,664	Realogy Corp.*	79,654
883	St. Joe Co. (The)	51,126
144	Tejon Ranch Co.*	7,780
492	W.P. Carey & Co., LLC	15,572
		384,581
	Real Estate Investment Trusts (2.5%)
532	Acadia Realty Trust	13,667
33	Alexander's, Inc.*	14,284

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
273	Alexandria Real Estate Equities, Inc.	$29,582
976	AMB Property Corp.	59,389
1,580	American Financial Realty Trust	17,664
1,657	Annaly Mortgage Management Inc.	22,833
857	Anthracite Capital, Inc.	11,715
657	Anworth Mortgage Asset Corp.	6,031
1,130	Apartment Investment & Management Co. (Class A)	70,771
2,259	Archstone-Smith Trust	142,791
829	AvalonBay Communities, Inc.	122,990
500	BioMed Realty Trust, Inc.	14,915
1,198	Boston Properties, Inc.	151,056
743	BPP Liquidating Trust (a)*	37
1,169	Brandywine Realty Trust	40,751
570	BRE Properties, Inc. (Class A)	39,564
607	Camden Property Trust	47,589
858	CBL & Associates Properties, Inc.	40,266
656	Colonial Properties Trust	32,242
574	Corporate Office Properties Trust	30,583
643	Cousins Properties, Inc.	25,167
1,422	Crescent Real Estate Equities Co.	28,525
1,168	Developers Diversified Realty Corp.	78,396
1,436	Duke Realty Corp.	63,356
358	EastGroup Properties, Inc.	19,597
393	Entertainment Properties Trust	25,490
828	Equity Inns, Inc.	13,662
263	Equity Lifestyle Properties, Inc.	14,525
3,911	Equity Office Properties Trust	217,256
649	Equity One, Inc.	18,003
3,103	Equity Residential	174,637
278	Essex Property Trust, Inc.	40,127

NUMBER OF SHARES		VALUE
607	Federal Realty Investment Trust	$56,706
753	FelCor Lodging Trust, Inc.	16,619
620	First Industrial Realty Trust, Inc.	29,301
2,276	Friedman, Billings, Ramsey Group, Inc.	17,889
2,415	General Growth Properties, Inc.	148,571
583	Glimcher Realty Trust	16,476
1,586	Health Care Property Investors, Inc.	65,423
808	Health Care REIT, Inc.	37,822
675	Healthcare Realty Trust, Inc.	28,607
769	Highwoods Properties, Inc.	33,605
419	Home Properties, Inc.	26,938
797	Hospitality Properties Trust	38,894
5,205	Host Hotels & Resorts Inc.	137,776
2,842	HRPT Properties Trust	37,003
1,135	Impac Mortgage Holdings, Inc.	9,784
722	Investors Real Estate Trust	7,480
1,343	iStar Financial Inc.	67,351
357	Kilroy Realty Corp.	31,002
2,317	Kimco Realty Corp.	114,923
600	KKR Financial Corp.	16,236
200	LaSalle Hotel Properties	9,522
686	Lexington Corporate Properties Trust	14,598
1,037	Liberty Property Trust	53,654
732	Macerich Co. (The)	69,928
687	Mack-Cali Realty Corp.	38,225
597	Maguire Properties, Inc.	25,940
381	Mid-America Apartment Communities, Inc.	22,906
734	Mills Corp.	15,891
522	National Health Investors, Inc.	16,756
895	National Retail Properties Inc.	21,256
969	Nationwide Health Properties, Inc.	32,287
617	New Century Financial Corp.	18,677
1,362	New Plan Excel Realty Trust	39,661

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
496	Novastar Financial, Inc.	$10,535
202	Parkway Properties, Inc.	11,080
541	Pennsylvania Real Estate Investment Trust	23,101
2,073	Plum Creek Timber Co., Inc.	83,438
585	Post Properties, Inc.	28,373
2,583	ProLogis	167,895
264	PS Business Parks, Inc. (Class A)	19,855
1,448	Public Storage, Inc.	157,484
486	RAIT Investment Trust	18,172
962	Rayonier Inc.	41,558
1,201	Realty Income Corp.	34,565
375	Redwood Trust, Inc.	23,835
720	Regency Centers Corp.	62,712
134	Saul Centers, Inc.	7,225
963	Senior Housing Properties Trust	25,057
2,352	Simon Property Group, Inc.	269,045
552	SL Green Realty Corp.	80,897
261	Sovran Self Storage, Inc.	15,660
359	Sun Communities, Inc.	11,348
500	Sunstone Hotel Investors, Inc.	14,145
404	Tanger Factory Outlet Centers, Inc.	16,402
712	Taubman Centers, Inc.	41,488
1,270	Thornburg Mortgage Asset Corp.	34,163
1,585	United Dominion Realty Trust, Inc.	51,972
1,274	Ventas, Inc.	58,923
1,413	Vornado Realty Trust	172,881
686	Washington Real Estate Investment Trust	29,327
1,033	Weingarten Realty Investors	51,144
		4,507,448
	Recreational Products (0.4%)
3,258	Activision, Inc.*	55,483
426	Arctic Cat, Inc.	7,859
225	Atari, Inc.	1,278
1,200	Brunswick Corp.	40,932

NUMBER OF SHARES		VALUE
1,069	Callaway Golf Co.	$17,660
3,233	Electronic Arts Inc.*	161,650
1,929	Hasbro, Inc.	54,784
529	K2 Inc.*	6,390
594	Leapfrog Enterprises, Inc. (Class A)*	6,368
755	Marvel Entertainment, Inc.*	21,080
4,292	Mattel, Inc.	104,553
635	Polaris Industries Inc.	29,693
964	Scientific Games Corp. (Class A)*	29,923
1,186	Take-Two Interactive Software, Inc.*	20,613
559	Thor Industries, Inc.	23,623
964	THQ, Inc.*	29,209
549	Winnebago Industries, Inc.	18,413
334	WMS Industries, Inc.*	13,246
		642,757
	Regional Banks (1.8%)
162	1st Source Corp.	4,677
191	Alabama National BanCorporation	13,431
450	Amcore Financial, Inc.	15,197
1,427	Associated Banc-Corp.	48,689
120	BancFirst Corp.	5,840
1,033	BancorpSouth, Inc.	26,166
617	Bank of Hawaii Corp.	32,300
376	BOK Financial Corp.	19,992
444	Boston Private Financial Holdings, Inc.	12,840
322	Capital City Bank Group, Inc.	11,070
612	Cathay General Bancorp, Inc.	21,212
313	Central Pacific Financial Corp.	12,232
507	Chemical Financial Corp.	15,109
759	Chittenden Corp.	23,119
1,314	Citizens Banking Corp.	32,206
325	City Holding Co.	13,033
513	City National Corp.	36,900
1,737	Colonial BancGroup, Inc. (The)	42,626
1,904	Commerce Bancorp, Inc.	64,317
773	Commerce Bancshares, Inc.	37,970

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
506	Community Bank System, Inc.	$11,466
1,373	Compass Bancshares, Inc.	83,616
546	Corus Bankshares, Inc.	11,630
690	Cullen/Frost Bankers, Inc.	36,936
1,182	CVB Financial Corp.	14,775
762	East West Bancorp, Inc.	29,261
902	F.N.B. Corp.	15,866
5,013	Fifth Third Bancorp	200,019
1,225	First Bancorp (Puerto Rico)	13,083
627	First Charter Corp.	15,079
94	First Citizens BancShares, Inc. (Class A)	19,269
1,118	First Commonwealth Financial Corp.	14,702
309	First Community Bancorp	16,470
803	First Financial Bancorp	13,193
216	First Financial Bankshares, Inc.	8,904
264	First Financial Corp. (Indiana)	8,709
1,430	First Horizon National Corp.	62,348
361	First Merchants Corp.	9,346
774	First Midwest Bancorp, Inc.	29,056
426	First Republic Bank	22,885
1,123	FirstMerit Corp.	25,290
509	Flagstar Bancorp	7,386
697	Frontier Financial Corp.	18,979
2,198	Fulton Financial Corp.	35,168
882	Glacier Bancorp, Inc.	20,701
825	Greater Bay Bancorp	23,051
394	Hancock Holding Co.	18,514
537	Harleysville National Corp.	10,364
285	Independent Bank Corp.- Massachusetts	9,166
683	International Bancshares Corp.	20,019
291	Irwin Financial Corp.	6,353
828	M&T Bank Corp.	100,445
2,156	Marshall & Ilsley Corp.	101,461
1,332	Mercantile Bankshares Corp.	62,751
457	Mid-State Bancshares	16,754
348	Midwest Banc Holdings, Inc.	7,454
696	National Penn Bancshares, Inc.	13,085
536	NBT Bancorp, Inc.	13,293

NUMBER OF SHARES		VALUE
2,158	Northern Trust Corp.	$131,099
992	Old National Bancorp	18,590
416	Oriental Financial Group, Inc.	5,333
619	Pacific Capital Bancorp	19,783
190	Park National Corp.	18,721
370	Prosperity Bancshares, Inc.	12,950
543	Provident Bankshares Corp.	19,244
528	R&G Financial Corp. (Class B) (Puerto Rico)	3,971
380	S & T Bancorp, Inc.	13,171
283	Sandy Spring Bancorp, Inc.	10,191
94	Santander BanCorp. (Puerto Rico)	1,739
1,333	Sky Financial Group, Inc.	37,791
1,143	South Financial Group, Inc. (The)	29,535
366	Sterling Bancorp	6,808
1,294	Sterling Bancshares, Inc.	15,593
516	Sterling Financial Corp.	11,796
215	Suffolk Bancorp	7,321
776	Susquehanna Bancshares, Inc.	19,586
509	SVB Financial Group*	23,745
2,892	Synovus Financial Corp.	92,342
1,529	TCF Financial Corp.	38,806
1,283	Trustco Bank Corp. of New York	13,497
597	Trustmark Corp.	17,588
18,959	U.S. Bancorp	674,940
1,309	UCBH Holdings, Inc.	24,544
540	UMB Financial Corp.	19,748
704	Umpqua Holdings Corp.	20,029
591	United Bankshares, Inc.	21,583
625	United Community Banks, Inc.	20,413
1,466	Valley National Bancorp	37,544
391	WesBanco, Inc.	12,434
456	Westamerica Bancorporation	22,732
881	Whitney Holding Corp.	27,875
800	Wilmington Trust Corp.	33,544
364	Wintrust Financial Corp.	16,668
1,129	Zions Bancorporation	95,762
		3,232,789

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
	Restaurants (0.9%)
1,164	Applebee's International, Inc.	$29,379
580	Bob Evans Farms, Inc.	19,703
1,627	Brinker International, Inc.	51,332
390	CBRL Group, Inc.	18,287
419	CEC Entertainment, Inc.*	17,720
1,139	Cheesecake Factory, Inc. (The)*	31,471
1,124	CKE Restaurants, Inc.*	22,221
1,563	Darden Restaurants, Inc.	61,176
195	IHOP Corp.	10,374
503	Jack in the Box Inc.*	31,080
1,124	Krispy Kreme Doughnuts, Inc.*	13,859
287	Landry's Restaurants, Inc.	8,596
13,593	McDonald's Corp.	602,850
1,021	OSI Restaurant Partners, Inc.	40,319
397	P.F. Chang's China Bistro, Inc.*	15,725
419	Panera Bread Co. (Class A)*	24,704
396	Papa John's International, Inc.*	10,938
557	RARE Hospitality International, Inc.*	17,568
297	Red Robin Gourmet Burgers Inc.*	10,618
900	Ruby Tuesday, Inc.	25,749
1,272	Sonic Corp.*	28,251
8,186	Starbucks Corp.*	286,019
528	The Steak n Shake Co.*	9,314
1,802	Tim Hortons, Inc. (Canada)	55,862
545	Triarc Companies, Inc. (Class B)	10,655
1,331	Wendy's International, Inc.	45,201
2,912	Yum! Brands, Inc.	174,749
		1,673,720
	Savings Banks (0.6%)
355	Anchor Bancorp Wisconsin, Inc.	10,600
1,111	Astoria Financial Corp.	32,874
738	Bank Mutual Corp.	8,708

NUMBER OF SHARES		VALUE
763	BankAtlantic Bancorp, Inc. (Class A)	$10,133
578	BankUnited Financial Corp.	15,947
1,013	Brookline Bancorp, Inc.	13,483
376	Capitol Federal Financial	14,679
70	Charter Financial Corp.	3,360
828	Dime Community Bancshares	11,120
252	Downey Financial Corp.	18,028
1,477	First Niagara Financial Group, Inc.	21,402
270	Firstfed Financial Corp.*	18,617
5,721	Hudson City Bancorp, Inc.	78,778
480	MAF Bancorp, Inc.	21,571
470	MB Financial, Inc.	17,352
984	Net.B@nk, Inc.	3,710
2,870	New York Community Bancorp, Inc.	48,474
1,538	Newalliance Bancshares Inc.	24,608
221	Northwest Bancorp, Inc.	5,832
832	People's Bank	37,432
263	PFF Bancorp, Inc.	8,908
589	Provident Financial Services, Inc.	10,720
4,192	Sovereign Bancorp, Inc.	103,333
475	Sterling Financial Corp.*	15,756
2,077	W. Holding Co., Inc. (Puerto Rico)	10,925
1,268	Washington Federal, Inc.	29,405
10,567	Washington Mutual, Inc.	471,183
716	Webster Financial Corp.	35,671
		1,102,609
	Semiconductors (2.0%)
487	Actel Corp.*	8,697
4,990	Advanced Micro Devices, Inc.*	77,594
2,487	Agere Systems Inc.*	50,088
4,055	Altera Corp.*	81,303
584	Amis Holdings, Inc.*	6,038
3,908	Analog Devices, Inc.	127,987
5,796	Atmel Corp.*	34,660
4,658	Broadcom Corp. (Class A)*	148,683

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
1,550	Cirrus Logic, Inc.*	$11,501
6,150	Conexant Systems, Inc.*	11,439
1,817	Cypress Semiconductor Corp.*	33,524
564	DSP Group, Inc.*	11,833
755	ESS Technology, Inc.*	838
788	Exar Corp.*	10,323
1,613	Fairchild Semiconductor Corp. (Class A)*	28,728
617	Genesis Microchip, Inc.*	4,880
2,383	Integrated Device Technology, Inc.*	36,055
546	Integrated Silicon Solution, Inc.*	3,303
61,957	Intel Corp.	1,298,619
858	International Rectifier Corp.*	35,804
1,563	Intersil Corp. (Class A)	36,824
1,619	Lattice Semiconductor Corp.*	9,487
3,271	Linear Technology Corp.	101,237
4,508	LSI Logic Corp.*	42,375
5,021	Marvell Technology Group, Ltd. (Bermuda)*	91,834
3,416	Maxim Integrated Products, Inc.	105,213
1,255	Micrel, Inc.*	12,688
2,395	Microchip Technology Inc.	83,250
7,657	Micron Technology, Inc.*	99,158
910	Microsemi Corp.*	16,562
2,022	Mindspeed Technologies Inc.*	3,983
3,594	National Semiconductor Corp.	83,129
3,673	NVIDIA Corp.*	112,577
1,666	ON Semiconductor Corp.*	13,928
871	Pixelworks, Inc.*	1,516
2,735	PMC - Sierra, Inc.*	17,231
1,278	Rambus Inc.*	23,758
2,359	RF Micro Devices, Inc.*	18,211
884	Semtech Corp.*	12,111
655	Sigmatel Corp.*	2,541
1,378	Silicon Image, Inc.*	16,660
564	Silicon Laboratories Inc.*	18,110
1,753	Silicon Storage Technology, Inc.*	8,730

NUMBER OF SHARES		VALUE
2,406	Skyworks Solutions, Inc.*	$15,807
328	Standard Microsystems Corp.*	9,151
16,596	Texas Instruments Inc.	517,629
2,640	Transmeta Corp.*	2,429
2,157	TriQuint Semiconductor, Inc.*	10,138
5,450	Vitesse Semiconductor Corp.*	4,633
3,659	Xilinx, Inc.	88,914
793	Zoran Corp.*	11,078
		3,612,789
	Services to the Health Industry (0.5%)
262	Advisory Board Co. (The)*	14,753
621	Albany Molecular Research, Inc.*	6,321
809	Cerner Corp.*	36,348
691	Covance, Inc.*	42,600
789	Dendrite International, Inc.*	8,608
890	Eclipsys Corp.*	17,444
3,345	Emdeon Corp.*	47,700
964	eResearch Technology, inc.*	6,748
1,350	Express Scripts, Inc.*	93,852
2,128	IMS Health Inc.	61,414
1,327	Laboratory Corp. of America Holdings*	97,455
3,213	Medco Health Solutions, Inc.*	190,242
825	Odyssey Healthcare, Inc.*	10,238
1,302	Omnicare, Inc.	52,327
501	PAREXEL International Corp.*	16,408
1,133	Pharmaceutical Product Development, Inc.	39,089
1,702	Quest Diagnostics Inc.	89,321
549	Stericycle, Inc.*	42,273
374	Verso Technologies Inc.	449
306	VistaCare, Inc. (Class A)*	2,938
		876,528
	Specialty Insurance (0.4%)
1,121	Ambac Financial Group, Inc.	98,760
1,157	Assurant, Inc.	64,306
256	CNA Surety Corp.*	5,440

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
2,354	Fidelity National Title Group, Inc. (Class A)	$55,884
1,021	First American Financial Corp.	43,270
191	LandAmerica Financial Group, Inc.	12,044
98	Markel Corp.*	47,540
1,479	MBIA Inc.	106,237
932	MGIC Investment Corp.	57,523
986	PMI Group, Inc. (The)	47,151
482	Proassurance Corp.*	24,481
909	Radian Group, Inc.	54,740
349	Stewart Information Services Corp.	14,672
279	Triad Guaranty, Inc.*	14,369
		646,417
	Specialty Stores (0.7%)
376	AC Moore Arts & Crafts, Inc.*	7,602
1,297	Advance Auto Parts, Inc.*	49,221
249	Asbury Automotive Group Inc.*	6,091
1,623	AutoNation, Inc.*	36,436
630	AutoZone, Inc.*	79,146
772	Barnes & Noble, Inc.	30,054
3,006	Bed Bath & Beyond Inc.*	126,823
685	Bombay Co., Inc. (The)*	760
1,047	Borders Group, Inc.	21,966
1,250	CarMax Inc.*	71,788
1,172	Claire's Stores, Inc.	40,317
445	Cost Plus, Inc.*	4,584
1,037	CSK Auto Corp.*	17,183
401	Dick's Sporting Goods, Inc.*	20,647
295	Group 1 Automotive, Inc.*	15,635
413	Guitar Center, Inc.*	18,895
428	Haverty Furniture Companies, Inc.	6,553
675	Hibbett Sporting Goods, Inc.*	21,674
450	Jo-Ann Stores, Inc.*	11,376
3,065	Office Depot, Inc.*	114,600
844	OfficeMax Inc.	40,757
1,360	O'Reilly Automotive, Inc.*	47,478
1,052	Pep Boys - Manny Moe & Jack	16,106

NUMBER OF SHARES		VALUE
1,639	PETsMART, Inc.	$50,055
1,279	Pier 1 Imports, Inc.	8,659
635	Regis Corp.	26,537
295	Sharper Image Corp.*	2,867
673	Sonic Automotive, Inc.	21,099
7,791	Staples, Inc.	200,385
1,619	Tiffany & Co.	63,562
466	Tractor Supply Co.*	23,454
457	Tuesday Morning Corp.	7,614
694	United Auto Group, Inc.	16,635
388	West Marine, Inc.*	6,759
1,150	Williams-Sonoma, Inc.*	40,250
581	Zale Corp.*	15,989
		1,289,557
	Specialty Telecommunications (0.4%)
4,484	American Tower Corp. (Class A)*	178,598
1,199	CenturyTel, Inc.	53,763
3,822	Citizens Communications Co.	56,031
364	Commonwealth Telephone Enterprises, Inc.	15,375
4,303	Covad Communications Group, Inc. (c)*	5,852
2,404	Crown Castle International Corp.*	84,525
1,093	General Communication, Inc. (Class A)*	16,898
939	MasTec, Inc.*	10,564
2,547	NTL Inc.	69,406
1,056	Premiere Global Services Inc*	9,990
16,405	Qwest Communications International, Inc.*	133,701
284	SureWest Communications	7,943
957	Time Warner Telecom Inc. (Class A)*	22,279
4,721	Windstream Corp.	70,248
		735,173
	Steel (0.4%)
1,410	AK Steel Holding Corp.*	29,665
999	Allegheny Technologies, Inc.	103,386

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
250	Carpenter Technology Corp.	$29,275
554	Chaparral Steel Co.*	28,409
632	Cleveland-Cliffs, Inc.	34,545
3,013	Nucor Corp.	194,459
454	Quanex Corp.	17,792
808	Reliance Steel & Aluminum Co.	33,645
319	Schnitzer Steel Industries, Inc.	12,282
1,210	Steel Dynamics, Inc.	47,444
1,159	United States Steel Corp.	96,765
1,167	Worthington Industries, Inc.	22,383
		650,050
	Telecommunication Equipment (1.2%)
1,472	ADC Telecommunications, Inc.*	23,758
833	ADTRAN, Inc.	18,459
2,386	Andrew Corp.*	25,339
1,462	Arris Group, Inc.*	20,789
1,030	At Road, Inc.*	7,643
2,392	Avanex Corp.*	5,095
708	C-COR Inc.*	9,693
1,097	CIENA Corp.*	30,815
697	CommScope, Inc.*	22,520
408	Comtech Telecommunications Corp.*	14,688
16,483	Corning, Inc.*	343,506
605	Ditech Networks, Inc.*	4,338
1,280	Garmin Ltd. (Cayman Islands)	64,282
1,180	Harmonic, Inc.*	10,679
1,506	Harris Corp.	76,535
380	Harris Stratex Networks, Inc. (Class B Shares)	8,352
878	InterDigital Communications Corp.*	30,458
488	Inter-Tel, Inc.	11,043
668	Intervoice, Inc.*	4,382
26,533	Motorola, Inc.	526,680
442	Oplink Communications Inc.*	8,389
853	Plantronics, Inc.	16,804
1,058	Polycom, Inc.*	35,570

NUMBER OF SHARES		VALUE
1,407	Powerwave Technologies, Inc.*	$8,217
17,855	QUALCOMM, Inc.	672,419
4,521	Sonus Networks, Inc.*	32,732
357	SpectraLink Corp.	3,227
3,273	Sycamore Networks, Inc.*	12,208
1,033	Tekelec*	15,908
4,786	Tellabs, Inc.*	48,195
1,454	Terayon Communication Systems, Inc.*	2,966
751	Trimble Navigation Ltd.*	42,492
512	ViaSat, Inc.*	16,881
961	Westell Technologies, Inc. (Class A)*	2,191
		2,177,253
	Textiles (0.0%)
328	Albany International Corp. (Class A)	11,132
	Tobacco (1.3%)
22,060	Altria Group, Inc.	1,927,823
943	Loews Corp. - Carolina Group	64,633
1,755	Reynolds American, Inc.	113,198
461	Universal Corp.	22,280
1,818	UST, Inc.	104,426
376	Vector Group Ltd.	6,757
		2,239,117
	Tools/Hardware (0.1%)
808	Black & Decker Corp.	70,522
739	Briggs & Stratton Corp.	21,904
749	Snap-On, Inc.	36,109
1,020	Stanley Works (The)	58,405
620	Toro Co. (The)	31,787
		218,727
	Trucking (0.1%)
369	Arkansas Best Corp.	14,103
1,090	Heartland Express, Inc.	18,454
1,607	Hunt (J.B.) Tansport Services, Inc.	40,384
672	Knight Transportation, Inc.	12,634
810	Landstar System, Inc.	34,255

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

NUMBER OF SHARES		VALUE
398	Old Dominion Freight Line, Inc.*	$11,056
630	Swift Transportation Co., Inc.*	19,228
977	Werner Enterprises, Inc.	18,573
800	YRC Worldwide Inc.	35,480
		204,167
	Trucks/Construction/Farm Machinery (0.7%)
1,265	AGCO Corp.*	42,972
7,146	Caterpillar Inc.	457,844
421	Cummins Inc.	56,650
2,504	Deere & Co.	251,101
919	Federal Signal Corp.	15,090
500	Gardner Denver Inc.*	19,275
1,329	Joy Global Inc.	61,759
752	Manitowoc Co., Inc.	38,999
28	NACCO Industries, Inc. (Class A)	4,045
886	OshKosh Truck Corp.	46,781
2,663	PACCAR, Inc.	178,075
1,175	Terex Corp.*	66,846
918	Trinity Industries, Inc.	35,114
504	Wabash National Corp.	8,034
592	Wabtec Corp.	18,956
		1,301,541
	Water Utilities (0.0%)
1,506	Aqua America Inc.	33,448
331	California Water Service Group	13,161
1,208	Nalco Holding Co.*	27,772
		74,381
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	11,990
1,966	Genuine Parts Co.	93,424
907	Grainger (W.W.), Inc.	70,429
485	Handleman Co.	3,638
657	MSC Industrial Direct Co., Inc. (Class A)	28,376
774	Pool Corp.	28,328

NUMBER OF SHARES		VALUE
366	School Specialty, Inc.*	$14,256
453	United Stationers, Inc.*	23,085
572	WESCO International, Inc.*	34,732
		308,258
	Wireless Telecommunications (0.2%)
472	Centennial Communications Corp. (Class A)*	3,620
2,070	Dobson Communications Corp. (Class A)*	20,058
200	Leap Wireless Intl Inc.*	13,138
1,490	NII Holdings, Inc.*	109,962
1,156	SBA Communications Corp.*	34,345
1,186	Suncom Wireless Holdings Inc. (Class A)	1,542
1,196	Telephone & Data Systems, Inc.	66,916
301	United States Cellular Corp.*	21,702
		271,283
Total Common Stocks (Cost $121,134,047)		175,130,788
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co (expire 06/16/11)*	3,922
452	TIMCO Aviation Services, Inc. (expire 02/28/07)*	0
		3,922
	Internet Retail (0.0%)
488	Expedia Inc. (expire 02/04/09)*	4,919
488	IAC Interactive Corp. (expire 02/04/09)*	11,727
		16,646
Total Warrants (Cost $7,460)		20,568

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investment (2.2%)
	Repurchase Agreement
$3,905	Joint repurchase agreement account 5.26% due 02/01/07 (dated 01/31/07; proceeds $3,905,571) (b) (Cost $3,905,000)	$3,905,000

Total Investments (Cost $125,046,507) (c) (d)	100.4%	179,056,356
Liabilities in Excess of Other Assets	(0.4)	(655,488)
Net Assets	100.0%	$178,400,868

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  **  A portion of this security is physically segregated in connection with open futures contracts in the amount of $134,300.

  (a)  Securities with total market value equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  Collateralized by federal agency and U.S. Treasury obligations.

  (c)  Securities have been designated as collateral in an amount equal to $3,616,610 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,184,948 and the aggregate gross unrealized depreciation is $16,175,099, resulting in net unrealized appreciation of $54,009,849.

Summary of Investments

SECTOR	VALUE		PERCENT OF NET ASSETS
Finance	$39,216,407		22.0%
Electronic Technology	16,657,441		9.3
Health Technology	16,295,266		9.1
Energy Minerals	11,921,846		6.7
Producer Manufacturing	11,543,501		6.5
Consumer Non-Durables	11,351,449		6.4
Technology Services	11,304,886		6.3
Consumer Services	10,188,908		5.7
Retail Trade	9,493,095		5.3
Utilities	6,407,089		3.6
Communications	5,681,912		3.2
Industrial Services	4,885,161		2.7
Process Industries	4,203,083		2.4
Repurchase Agreement	3,905,000		2.2
Health Services	3,819,782		2.2
Transportation	3,001,736		1.7
Consumer Durables	2,851,373		1.6
Commercial Services	2,388,617		1.3
Non-Energy Minerals	2,326,191		1.3
Distribution Services	1,594,454		0.9
Miscellaneous	19,159		0.0
	$179,056,356	*	100.4%

  *  Does not include open long futures contracts with an underlying face amount of $3,775,760 with total unrealized appreciation of $24,821.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2007 (unaudited) continued

Futures Contracts Open at January 31, 2007:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
5	Long	Russell 2000 Index,	$2,011,000	$7,487
		March 2007
4	Long	S&P 500 Index, March 2007	1,443,000	16,140
4	Long	Russell 2000 E-Mini Index, March 2007	321,760	1,194
		Total Unrealized Appreciation		$24,821

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $125,046,507)	$179,056,356
Cash	29,127
Receivable for:
Shares of beneficial interest sold	216,020
Dividends	145,213
Investments sold	55,800
Variation margin	16,830
Interest	571
Prepaid expenses and other assets	2,540
Receivable from Investment Adviser	23,611
Total Assets	179,546,068
Liabilities:
Payable for:
Shares of beneficial interest redeemed	902,113
Distribution fee	133,768
Transfer agent fee	19,473
Investments purchased	604
Accrued expenses and other payables	89,242
Total Liabilities	1,145,200
Net Assets	$178,400,868
Composition of Net Assets:
Paid-in-capital	$176,545,994
Net unrealized appreciation	54,034,670
Accumulated undistributed net investment income	369,445
Accumulated net realized loss	(52,549,241)
Net Assets	$178,400,868
Class A Shares:
Net Assets	$28,396,902
Shares Outstanding (unlimited authorized, $.01 par value)	2,268,326
Net Asset Value Per Share	$12.52
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.21
Class B Shares:
Net Assets	$112,238,697
Shares Outstanding (unlimited authorized, $.01 par value)	9,169,285
Net Asset Value Per Share	$12.24
Class C Shares:
Net Assets	$28,376,963
Shares Outstanding (unlimited authorized, $.01 par value)	2,323,223
Net Asset Value Per Share	$12.21
Class D Shares:
Net Assets	$9,388,306
Shares Outstanding (unlimited authorized, $.01 par value)	743,587
Net Asset Value Per Share	$12.63

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2007 (unaudited)

Net Investment Income: Income
Dividends (net of $200 foreign withholding tax)	$1,571,118
Interest	155,536
Total Income	1,726,654
Expenses
Distribution fee (Class A shares)	32,609
Distribution fee (Class B shares)	567,291
Distribution fee (Class C shares)	147,753
Transfer agent fees and expenses	126,720
Investment advisory fee	106,302
Shareholder reports and notices	82,307
Administration fee	70,868
Custodian fees	41,402
Professional fees	32,949
Registration fees	25,277
Trustees' fees and expenses	1,387
Other	42,502
Total Expenses	1,277,367
Less: amounts waived/reimbursed	(174,663)
Less: expense offset	(667)
Net Expenses	1,102,037
Net Investment Income	624,617
Net Realized and Unrealized Gain: Net Realized Gain on:
Investments	770,944
Futures contracts	663,641
Foreign exchange transactions	82
Capital gain distribution received	2,999
Net Realized Gain	1,437,666
Net Change in Unrealized Appreciation/Depreciation on:
Investments	20,289,315
Futures contracts	(140,030)
Net Appreciation	20,149,285
Net Gain	21,586,951
Net Increase	$22,211,568

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007	FOR THE YEAR ENDED JULY 31, 2006
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$624,617	$1,379,215
Net realized gain	1,437,666	6,317,947
Net change in unrealized appreciation	20,149,285	870,936
Net Increase	22,211,568	8,568,098
Dividends to Shareholders from Net Investment Income:
Class A shares	(338,306)	(296,306)
Class B shares	(490,197)	(424,554)
Class C shares	(152,612)	(127,435)
Class D shares	(133,888)	(302,918)
Total Dividends	(1,115,003)	(1,151,213)
Net decrease from transactions in shares of beneficial interest	(16,236,281)	(70,877,019)
Net Increase (Decrease)	4,860,284	(63,460,134)
Net Assets:
Beginning of period	173,540,584	237,000,718
End of Period
(Including accumulated undistributed net investment income of $369,445 and $859,831, respectively)	$178,400,868	$173,540,584

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the U.S. stock market as measured by the Dow Jones Wilshire 5000 Composite Index (the "Index"). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's other expenses" and/or waiving the Fund's Advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

At January 31, 2007, included in the Statement of Assets and Liabilities is a receivable from the Investment Adviser, an affiliate, which represents expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A; (ii) Class B — up to 1.0% of the average daily net assets of Class B; and (iii) Class C — up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,355,549 at January 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $56,653 and $973, respectively and received $14,797 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2007 aggregated $1,604 and $10,288,410, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2007		FOR THE YEAR ENDED JULY 31, 2006
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	269,695	$3,291,869	174,673	$1,921,922
Conversion from Class B	114,157	1,373,087	295,324	3,266,337
Reinvestment of dividends	25,387	311,759	25,066	274,974
Redeemed	(372,325)	(4,396,480)	(748,154)	(8,212,041)
Net increase (decrease) — Class A	36,914	580,235	(253,091)	(2,748,808)
CLASS B SHARES
Sold	166,375	1,979,405	227,262	2,423,451
Conversion to Class A	(117,086)	(1,373,087)	(302,845)	(3,266,337)
Reinvestment of dividends	36,770	441,976	35,940	385,639
Redeemed	(1,343,595)	(15,501,275)	(4,271,106)	(45,571,012)
Net decrease — Class B	(1,257,536)	(14,452,981)	(4,310,749)	(46,028,259)
CLASS C SHARES
Sold	81,830	957,581	461,855	5,028,703
Reinvestment of dividends	11,599	139,076	10,428	111,788
Redeemed	(429,166)	(5,039,417)	(735,643)	(7,798,600)
Net decrease — Class C	(335,737)	(3,942,760)	(263,360)	(2,658,109)
CLASS D SHARES
Sold	229,481	2,819,064	401,602	4,448,774
Reinvestment of dividends	8,465	104,791	23,316	257,646
Redeemed	(110,221)	(1,344,630)	(2,202,619)	(24,148,263)
Net increase (decrease) — Class D	127,725	1,579,225	(1,777,701)	(19,441,843)
Net decrease in Fund	(1,428,634)	$(16,236,281)	(6,604,901)	$(70,877,019)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2007 (unaudited) continued

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2006, the Fund had a net capital loss carryforward of $53,694,014 of which $9,999,400 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to-market of open futures contracts and tax adjustments on real estate investment trusts ("REITs") and partnership investments held by the Fund.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.13		$10.74	$9.32	$8.33	$7.52	$9.70
Income (loss) from investment operations:
Net investment income‡	0.08		0.13	0.13	0.08	0.08	0.06
Net realized and unrealized gain (loss)	1.46		0.39	1.41	0.98	0.76	(2.24)
Total income (loss) from investment operations	1.54		0.52	1.54	1.06	0.84	(2.18)
Less dividends from net investment income	(0.15)		(0.13)	(0.12)	(0.07)	(0.03)	—
Net asset value, end of period	$12.52		$11.13	$10.74	$9.32	$8.33	$7.52
Total Return†	13.88	%(1)	4.86%	16.53%	12.79%	11.23%	(22.47)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.65	%(2)	0.65%	0.65%	0.72%	0.75%	0.75%
Net investment income	1.30	%(2)	1.22%	1.33%	0.91%	1.01%	0.67%
Supplemental Data:
Net assets, end of period, in thousands	$28,397		$24,833	$26,673	$11,383	$12,865	$13,410
Portfolio turnover rate	0	%(1)	2%	5%	3%	4%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	0.85%	1.10%
July 31, 2006	0.77	1.10
July 31, 2005	0.84	1.14
July 31, 2004	0.87	0.76
July 31, 2003	0.94	0.82
July 31, 2002	0.90	0.52

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.84		$10.44	$9.07	$8.11	$7.35	$9.56
Income (loss) from investment operations:
Net investment income (loss)‡	0.03		0.05	0.06	0.01	0.02	(0.01)
Net realized and unrealized gain (loss)	1.42		0.38	1.35	0.97	0.75	(2.20)
Total income (loss) from investment operations	1.45		0.43	1.41	0.98	0.77	(2.21)
Less dividends from net investment income	(0.05)		(0.03)	(0.04)	(0.02)	(0.01)	—
Net asset value, end of period	$12.24		$10.84	$10.44	$9.07	$8.11	$7.35
Total Return†	13.41	%(1)	4.15%	15.53%	12.05%	10.46%	(23.12)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.40	%(2)	1.40%	1.40%	1.47%	1.50%	1.50%
Net investment income (loss)	0.55	%(2)	0.47%	0.58%	0.16%	0.26%	(0.08)%
Supplemental Data:
Net assets, end of period, in thousands	$112,239		$113,008	$153,897	$183,031	$182,932	$191,843
Portfolio turnover rate	0	%(1)	2%	5%	3%	4%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2007	1.60%	0.35%
July 31, 2006	1.52	0.35
July 31, 2005	1.59	0.39
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.65	(0.23)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.82		$10.44	$9.07	$8.11	$7.36	$9.56
Income (loss) from investment operations:
Net investment income‡	0.03		0.05	0.06	0.01	0.02	0.00
Net realized and unrealized gain (loss)	1.42		0.38	1.35	0.97	0.74	(2.20)
Total income (loss) from investment operations	1.45		0.43	1.41	0.98	0.76	(2.20)
Less dividends from net investment income	(0.06)		(0.05)	(0.04)	(0.02)	(0.01)	—
Net asset value, end of period	$12.21		$10.82	$10.44	$9.07	$8.11	$7.36
Total Return†	13.43	%(1)	4.10%	15.57%	12.13%	10.31%	(23.01)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	1.40	%(2)	1.39%	1.38%	1.47%	1.50%	1.42%
Net investment income	0.55	%(2)	0.48%	0.60%	0.16%	0.26%	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$28,377		$28,779	$30,513	$29,514	$23,483	$24,616
Portfolio turnover rate	0	%(1)	2%	5%	3%	4%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income (loss) ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2007	1.60%	0.35%
July 31, 2006	1.51	0.36
July 31, 2005	1.57	0.41
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07
July 31, 2002	1.57	(0.15)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2007		2006	2005	2004	2003	2002
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.24		$10.83	$9.40	$8.40	$7.57	$9.74
Income (loss) from investment operations:
Net investment income‡	0.09		0.16	0.16	0.11	0.09	0.08
Net realized and unrealized gain (loss)	1.48		0.40	1.41	0.99	0.78	(2.25)
Total income (loss) from investment operations	1.57		0.56	1.57	1.10	0.87	(2.17)
Less dividends from net investment income	(0.18)		(0.15)	(0.14)	(0.10)	(0.04)	—
Net asset value, end of period	$12.63		$11.24	$10.83	$9.40	$8.40	$7.57
Total Return†	14.00	%(1)	5.24%	16.75%	13.11%	11.54%	(22.28)%
Ratios to Average Net Assets(3)(4):
Total expenses (before expense offset)	0.40	%(2)	0.40%	0.40%	0.47%	0.50%	0.50%
Net investment income	1.55	%(2)	1.47%	1.58%	1.16%	1.26%	0.92%
Supplemental Data:
Net assets, end of period, in thousands	$9,388		$6,920	$25,918	$21,458	$13,347	$6,506
Portfolio turnover rate	0	%(1)	2%	5%	3%	4%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized

(2)  Annualized.

(3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

(4)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2007	0.60%	1.35%
July 31, 2006	0.52	1.35
July 31, 2005	0.59	1.39
July 31, 2004	0.62	1.01
July 31, 2003	0.69	1.07
July 31, 2002	0.65	0.77

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, and later adjourned to September 27, 2006 to permit further solicitation of proxies. The meeting was held on September 27, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	8,974,066	438,831	0	0
Kathleen A. Dennis	8,973,916	438,981	0	0
James F. Higgins	8,982,161	430,736	0	0
Joseph J. Kearns	8,980,672	432,225	0	0
Michael F. Klein	8,981,729	431,168	0	0
W. Allen Reed	8,979,607	433,290	0	0
Fergus Reid	8,973,570	439,327	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic,
Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	7,645,832	405,526	295,234	1,066,305
Elimination of the fundamental policy restricting purchases of securities on margin	7,629,498	406,036	311,058	1,066,305

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding diversification	7,674,773	388,499	283,320	1,066,305
Modify fundamental policy regarding borrowing money	7,664,675	389,940	291,977	1,066,305
Modify fundamental policy regarding loans	7,644,963	411,805	289,824	1,066,305
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	7,660,538	389,497	296,557	1,066,305
Modify fundamental policy regarding issuance of senior securities	7,681,099	372,428	293,065	1,066,305

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	7,703,528	371,873	271,191	1,066,305

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

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Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, NY 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY FUNDS

Morgan Stanley
Total Market
Index Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

TMISAR-RA07-00254P-Y01/07

Semiannual Report

January 31, 2007

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007